UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity ® Intermediate Bond Fund

May 31, 2008

1.804838.104

IBF-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 7.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.3%
Household Durables - 0.0%
Newell Rubbermaid, Inc. 6.25% 4/15/18	$ 2,455	$ 2,448
Media - 0.3%
Time Warner Cable, Inc. 5.85% 5/1/17	6,815	6,538
Univision Communications, Inc. 3.875% 10/15/08	8,635	8,516
Viacom, Inc. 6.125% 10/5/17	4,875	4,782
		19,836
TOTAL CONSUMER DISCRETIONARY		22,284
CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Diageo Capital PLC 5.75% 10/23/17	9,197	9,166
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 6.302% 6/1/37 (i)	13,010	11,319
Food Products - 0.2%
General Mills, Inc. 5.2% 3/17/15	5,455	5,409
Kraft Foods, Inc.:
6% 2/11/13	7,335	7,439
6.125% 2/1/18	5,621	5,498
		18,346
Tobacco - 0.3%
Philip Morris International, Inc.:
4.875% 5/16/13	5,847	5,785
5.65% 5/16/18	5,539	5,419
Reynolds American, Inc. 7.25% 6/15/37	8,210	8,019
		19,223
TOTAL CONSUMER STAPLES		58,054
ENERGY - 0.8%
Energy Equipment & Services - 0.1%
Weatherford International Ltd. 5.15% 3/15/13	8,565	8,489
Oil, Gas & Consumable Fuels - 0.7%
Anadarko Petroleum Corp. 6.45% 9/15/36	2,885	2,873
Energy Transfer Partners LP 6.7% 7/1/18	3,710	3,759
Gazstream SA 5.625% 7/22/13 (c)	10,031	10,056
Nexen, Inc. 6.4% 5/15/37	5,370	5,167
NGPL PipeCo LLC 6.514% 12/15/12 (c)	4,590	4,691
Petro-Canada 6.05% 5/15/18	2,975	2,923
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Talisman Energy, Inc. yankee 6.25% 2/1/38	$ 3,365	$ 3,135
TEPPCO Partners LP 6.65% 4/15/18	3,744	3,795
Texas Eastern Transmission LP 6% 9/15/17 (c)	6,073	5,861
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,725	2,759
Valero Energy Corp. 6.625% 6/15/37	3,965	3,666
		48,685
TOTAL ENERGY		57,174
FINANCIALS - 3.7%
Capital Markets - 0.5%
BlackRock, Inc. 6.25% 9/15/17	9,180	9,247
Goldman Sachs Group, Inc. 6.75% 10/1/37	6,905	6,479
Lehman Brothers Holdings, Inc. 6.875% 5/2/18	5,190	5,037
Merrill Lynch & Co., Inc.:
6.15% 4/25/13	2,461	2,418
6.875% 4/25/18	2,209	2,165
UBS AG Stamford Branch 5.75% 4/25/18	9,500	9,254
		34,600
Commercial Banks - 0.7%
American Express Bank FSB 5.5% 4/16/13	12,012	11,864
Credit Suisse First Boston 6% 2/15/18	9,130	8,900
HBOS PLC 6.75% 5/21/18 (c)	6,655	6,492
Standard Chartered Bank 6.4% 9/26/17 (c)	9,660	9,561
Wells Fargo & Co. 5.625% 12/11/17	11,268	11,250
		48,067
Consumer Finance - 1.1%
American General Finance Corp. 6.9% 12/15/17	5,500	5,217
General Electric Capital Corp.:
4.8% 5/1/13	43,000	42,754
5.625% 9/15/17	6,040	5,985
6.375% 11/15/67 (i)	9,000	8,861
SLM Corp.:
3.06% 7/27/09 (i)	2,783	2,614
3.08% 7/26/10 (i)	10,585	9,500
4% 1/15/09	2,520	2,481
4.5% 7/26/10	5,455	5,024
		82,436
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.2%
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	$ 4,607	$ 4,555
TECO Finance, Inc. 7% 5/1/12	7,703	8,021
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(i)	4,410	3,884
		16,460
Insurance - 0.4%
American International Group, Inc. 5.85% 1/16/18	11,255	10,858
Pacific Life Global Funding 5.15% 4/15/13 (c)	5,305	5,230
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (c)	11,200	10,116
The Chubb Corp. 5.75% 5/15/18	2,760	2,708
		28,912
Real Estate Investment Trusts - 0.3%
Duke Realty LP:
5.4% 8/15/14	3,225	2,951
5.875% 8/15/12	615	597
5.95% 2/15/17	590	552
6.25% 5/15/13	5,455	5,393
6.5% 1/15/18	4,625	4,433
Liberty Property LP 6.625% 10/1/17	3,425	3,202
UDR, Inc. 5.5% 4/1/14	7,495	6,910
		24,038
Real Estate Management & Development - 0.1%
ERP Operating LP:
5.375% 8/1/16	1,729	1,595
5.5% 10/1/12	2,500	2,462
5.75% 6/15/17	4,950	4,674
		8,731
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
4.9% 5/1/13	10,300	10,163
5.65% 5/1/18	10,200	9,885
Credit Suisse First Boston (New York Branch) 5% 5/15/13	4,884	4,795
		24,843
TOTAL FINANCIALS		268,087
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
AstraZeneca PLC:
5.9% 9/15/17	$ 4,800	$ 4,911
6.45% 9/15/37	3,700	3,775
		8,686
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.2%
Bombardier, Inc. 6.3% 5/1/14 (c)	12,815	12,559
Airlines - 0.4%
American Airlines, Inc. pass-thru trust certificates 7.324% 4/15/11	2,000	1,850
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	13,050	12,659
United Air Lines, Inc. pass-thru trust certificates:
7.032% 4/1/12	2,821	2,793
7.186% 10/1/12	7,000	6,895
		24,197
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17	16,925	16,553
Road & Rail - 0.0%
CSX Corp. 6.25% 4/1/15	1,950	1,940
TOTAL INDUSTRIALS		55,249
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Telecom Italia Capital SA 6.999% 6/4/18	7,504	7,527
Verizon Communications, Inc. 6.1% 4/15/18	5,000	5,097
		12,624
Wireless Telecommunication Services - 0.0%
Sprint Nextel Corp. 6% 12/1/16	1,425	1,176
TOTAL TELECOMMUNICATION SERVICES		13,800
UTILITIES - 0.9%
Electric Utilities - 0.6%
Commonwealth Edison Co.:
5.4% 12/15/11	4,609	4,625
5.8% 3/15/18	8,295	8,115
Duke Energy Carolinas LLC 5.25% 1/15/18	4,230	4,168
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
EDP Finance BV 6% 2/2/18 (c)	$ 7,009	$ 7,015
Enel Finance International SA 6.25% 9/15/17 (c)	3,626	3,703
Nevada Power Co. 6.5% 5/15/18	20,260	20,463
		48,089
Independent Power Producers & Energy Traders - 0.2%
PPL Energy Supply LLC 6.5% 5/1/18	5,485	5,368
TXU Corp. 5.55% 11/15/14	8,680	7,031
		12,399
Multi-Utilities - 0.1%
CMS Energy Corp. 6.55% 7/17/17	9,075	8,745
TOTAL UTILITIES		69,233
TOTAL NONCONVERTIBLE BONDS (Cost $562,573)		552,567
U.S. Government and Government Agency Obligations - 21.2%

U.S. Government Agency Obligations - 5.5%
Fannie Mae:
5% 2/16/12 (b)	67,735	70,421
5.125% 4/15/11	16,545	17,284
Freddie Mac:
3.5% 5/29/13 (b)	28,675	27,915
4.75% 3/5/12 (b)(e)	80,000	82,473
5% 1/30/14 (e)	23,200	24,042
5.25% 7/18/11 (b)(e)	167,319	174,463
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	2,770	2,784
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		399,382
U.S. Treasury Inflation Protected Obligations - 7.2%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (e)	287,901	301,365
2% 7/15/14	169,872	177,918
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes: - continued
2.375% 4/15/11	$ 22,418	$ 23,563
2.625% 7/15/17	25,646	28,081
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		530,927
U.S. Treasury Obligations - 8.5%
U.S. Treasury Notes:
2.125% 1/31/10	80,100	79,549
2.5% 3/31/13	12,455	11,959
2.75% 2/28/13 (b)	107,634	104,565
3.375% 11/30/12 (b)	45,144	45,200
3.5% 5/31/13 (d)	105,363	105,791
3.625% 12/31/12 (b)	131,634	133,218
4.25% 9/30/12 (b)	52,760	54,796
4.25% 11/15/13 (e)	800	830
4.875% 6/30/12 (b)(e)	79,967	84,859
TOTAL U.S. TREASURY OBLIGATIONS		620,767
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,526,406)		1,551,076
U.S. Government Agency - Mortgage Securities - 11.5%

Fannie Mae - 7.2%
3.697% 10/1/33 (i)	715	722
3.742% 10/1/33 (i)	623	622
3.75% 1/1/34 (i)	591	597
3.782% 6/1/34 (i)	3,524	3,508
3.839% 10/1/33 (i)	15,110	15,331
3.978% 10/1/18 (i)	400	404
4% 7/1/18	11,080	10,510
4.011% 5/1/33 (i)	174	175
4.013% 4/1/33 (i)	1,423	1,430
4.166% 1/1/35 (i)	1,449	1,453
4.233% 1/1/34 (i)	1,727	1,744
4.25% 2/1/35 (i)	731	734
4.259% 10/1/33 (i)	276	279
4.29% 3/1/33 (i)	331	332
4.301% 3/1/33 (i)	356	357
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.31% 5/1/35 (i)	$ 484	$ 487
4.333% 1/1/35 (i)	797	801
4.366% 2/1/34 (i)	1,352	1,365
4.388% 2/1/35 (i)	1,310	1,316
4.411% 12/1/33 (i)	29,094	29,266
4.42% 8/1/33 (i)	979	977
4.423% 8/1/34 (i)	1,942	1,961
4.429% 3/1/35 (i)	1,136	1,143
4.481% 3/1/35 (i)	2,496	2,512
4.494% 1/1/35 (i)	731	729
4.499% 2/1/35 (i)	9,517	9,600
4.5% 4/1/20	3,446	3,387
4.502% 3/1/35 (i)	2,356	2,372
4.529% 7/1/35 (i)	2,261	2,280
4.536% 5/1/35 (i)	1,769	1,772
4.558% 11/1/34 (i)	2,044	2,055
4.564% 2/1/35 (i)	7,465	7,518
4.573% 7/1/35 (i)	2,405	2,399
4.584% 9/1/34 (i)	1,813	1,823
4.595% 1/1/35 (i)	3,588	3,612
4.598% 10/1/35 (i)	227	229
4.601% 2/1/35 (i)	1,953	1,967
4.632% 4/1/33 (i)	88	88
4.638% 4/1/35 (i)	243	244
4.664% 11/1/34 (i)	2,407	2,423
4.694% 10/1/34 (i)	2,440	2,454
4.697% 12/1/34 (i)	1,547	1,558
4.708% 7/1/34 (i)	1,955	1,978
4.769% 6/1/33 (i)	215	217
4.771% 12/1/34 (i)	652	656
4.797% 11/1/34 (i)	1,905	1,920
4.804% 6/1/35 (i)	2,735	2,763
4.852% 10/1/34 (i)	7,923	7,985
4.886% 10/1/35 (i)	1,607	1,619
4.943% 8/1/34 (i)	6,115	6,199
5% 12/1/17 to 8/1/18	46,416	46,592
5.025% 7/1/34 (i)	330	334
5.054% 9/1/34 (i)	5,278	5,343
5.055% 8/1/34 (i)	458	458
5.065% 5/1/35 (i)	472	476
5.068% 5/1/35 (i)	3,589	3,609
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.088% 9/1/34 (i)	$ 681	$ 689
5.114% 1/1/36 (i)	4,661	4,730
5.131% 5/1/35 (i)	2,452	2,483
5.135% 3/1/35 (i)	305	308
5.148% 5/1/35 (i)	7,236	7,328
5.163% 8/1/33 (i)	813	815
5.171% 7/1/34 (i)	16,566	16,755
5.197% 5/1/35 (i)	8,173	8,282
5.201% 4/1/36 (i)	7,644	7,722
5.234% 11/1/36 (i)	2,627	2,675
5.24% 6/1/35 (i)	2,542	2,566
5.275% 3/1/35 (i)	461	465
5.302% 7/1/35 (i)	265	267
5.303% 12/1/34 (i)	885	894
5.324% 2/1/36 (i)	918	930
5.443% 3/1/35 (i)	3,924	3,940
5.465% 2/1/36 (i)	12,702	12,919
5.5% 4/1/14 to 6/1/36	79,294	80,658
5.524% 11/1/36 (i)	4,840	4,929
5.566% 9/1/36 (i)	4,317	4,406
5.585% 3/1/35 (i)	163	164
5.591% 1/1/36 (i)	3,777	3,846
5.611% 7/1/37 (i)	2,059	2,099
5.648% 9/1/35 (i)	3,467	3,529
5.788% 2/1/36 (i)	1,932	1,972
5.802% 1/1/36 (i)	2,482	2,530
5.822% 7/1/46 (i)	22,413	22,925
5.824% 3/1/36 (i)	7,903	8,075
5.978% 2/1/35 (i)	163	166
6.027% 4/1/36 (i)	1,576	1,611
6.044% 1/1/35 (i)	604	611
6.05% 3/1/33 (i)	300	303
6.236% 2/1/35 (i)	431	435
6.239% 6/1/36 (i)	771	787
6.244% 2/1/35 (i)	2,530	2,537
6.277% 2/1/33 (i)	638	639
6.304% 2/1/35 (i)	172	172
6.309% 4/1/36 (i)	1,524	1,564
6.5% 4/1/13 to 3/1/35	87,461	91,013
6.549% 9/1/36 (i)	9,647	9,933
7% 7/1/25 to 2/1/32	88	93
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
7.5% 8/1/13 to 8/1/29	$ 1,095	$ 1,155
12.5% 4/1/15 to 8/1/15	21	24
TOTAL FANNIE MAE		524,629
Freddie Mac - 2.1%
4.166% 1/1/34 (i)	7,045	7,102
4.298% 12/1/34 (i)	958	960
4.332% 3/1/35 (i)	1,588	1,592
4.367% 2/1/35 (i)	1,991	1,996
4.394% 6/1/35 (i)	1,093	1,103
4.414% 2/1/34 (i)	746	743
4.414% 3/1/35 (i)	1,072	1,075
4.43% 3/1/35 (i)	1,015	1,018
4.541% 2/1/35 (i)	1,860	1,869
4.765% 10/1/34 (i)	2,872	2,888
4.816% 9/1/34 (i)	1,320	1,327
5% 3/1/19	42,412	42,543
5.023% 4/1/35 (i)	3,899	3,925
5.134% 4/1/35 (i)	4,705	4,754
5.278% 3/1/36 (i)	1,553	1,567
5.386% 3/1/35 (i)	674	679
5.406% 11/1/35 (i)	2,064	2,093
5.525% 1/1/36 (i)	5,777	5,862
5.583% 2/1/35 (i)	1,356	1,366
5.756% 10/1/35 (i)	1,364	1,387
5.842% 1/1/35 (i)	437	442
5.846% 6/1/36 (i)	1,852	1,887
6.02% 7/1/37 (i)	9,353	9,533
6.033% 6/1/36 (i)	1,736	1,772
6.091% 4/1/36 (i)	2,853	2,913
6.105% 6/1/36 (i)	1,703	1,740
6.426% 10/1/36 (i)	9,734	9,986
6.502% 3/1/33 (i)	195	198
6.682% 10/1/36 (i)	9,479	9,747
6.71% 8/1/36 (i)	1,770	1,821
6.717% 1/1/37 (i)	13,108	13,485
6.853% 10/1/36 (i)	12,656	13,007
7% 9/1/08 to 7/1/13	455	467
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
7.5% 4/1/09 to 1/1/33	$ 959	$ 1,003
8.5% 6/1/13	2	3
TOTAL FREDDIE MAC		153,853
Government National Mortgage Association - 2.2%
3.75% 1/20/34 (i)	3,970	3,904
5.25% 7/20/34 (i)	1,225	1,231
5.5% 6/1/38 (d)	25,000	24,993
5.5% 7/1/38 (d)	36,000	35,872
5.5% 7/1/38 (d)	84,000	83,702
7% 1/15/28 to 11/15/32	11,105	11,761
7.5% 3/15/28	10	10
8% 7/15/17 to 8/15/30	3,020	3,204
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		164,677
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $837,098)		843,159
Asset-Backed Securities - 0.5%

Advanta Business Card Master Trust Series 2007-D1 Class D, 3.8788% 1/22/13 (c)(i)	7,290	3,741
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 3.1425% 2/25/35 (i)	3,010	2,385
Capital Auto Receivables Asset Trust:
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	1,230	1,229
Class C, 5.77% 5/20/10 (c)	1,180	1,170
Class D, 6.15% 4/20/11 (c)	2,145	2,098
Series 2007-SN1:
Class B, 5.52% 3/15/11	220	216
Class C, 5.73% 3/15/11	125	124
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 4.3925% 8/25/36 (c)(i)	1,080	65
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	3,665	3,186
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	4,280	3,614
Series 2006-C Class D, 6.89% 5/15/13 (c)	2,945	2,403
Series 2007-A Class D, 7.05% 12/15/13 (c)	1,610	1,300
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (c)	$ 3,910	$ 3,781
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (c)(i)	744	223
Merna Reinsurance Ltd. Series 2007-1 Class B, 4.4463% 6/30/12 (c)(i)	8,830	8,381
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 4.8925% 3/25/36 (c)(i)	3,500	121
Terwin Mortgage Trust Series 2003-4HE Class A1, 2.8225% 9/25/34 (i)	246	181
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (c)	4,820	3,253
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 4.8925% 10/25/36 (c)(i)	4,156	262
TOTAL ASSET-BACKED SECURITIES (Cost $53,429)		37,733
Collateralized Mortgage Obligations - 2.8%

Private Sponsor - 0.3%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3547% 2/25/37 (i)	2,010	1,977
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6228% 11/25/34 (i)	3,406	3,310
JPMorgan Mortgage Trust Series 2007-A1 Class 3A2, 5.0065% 7/25/35 (i)	3,615	3,544
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.8348% 10/25/35 (i)	6,181	6,090
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B4, 4.24% 6/10/35 (c)(i)	3,410	2,782
Class B5, 4.84% 6/10/35 (c)(i)	2,329	1,872
Class B6, 5.34% 6/10/35 (c)(i)	1,380	1,087
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 4.8925% 12/25/36 (c)(i)	3,280	196
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12 Class 2A6, 4.336% 7/25/35 (i)	1,030	977
Series 2005-AR3 Class 2A1, 4.2062% 3/25/35 (i)	1,948	1,885
TOTAL PRIVATE SPONSOR		23,720
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 2.5%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	$ 6,436	$ 6,503
Series 2002-9 Class PC, 6% 3/25/17	1,046	1,068
Series 2003-84 Class GC, 4.5% 5/25/15	7,965	7,979
Series 2005-67 Class HD, 5.5% 12/25/30	14,745	14,974
Series 2006-4 Class PB, 6% 9/25/35	13,178	13,493
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	3,631	3,678
Series 2004-3 Class BA, 4% 7/25/17	630	624
Series 2004-45 Class AV, 4.5% 10/25/22	3,239	3,241
Series 2004-86 Class KC, 4.5% 5/25/19	2,781	2,727
Series 2004-91 Class AH, 4.5% 5/25/29	5,781	5,676
Series 2005-41 Class LA, 5.5% 5/25/35	10,909	10,941
Freddie Mac:
planned amortization class Series 2104 Class PG, 6% 12/15/28	6,134	6,268
sequential payer Series 2516 Class AH, 5% 1/15/16	1,584	1,592
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	3,797	3,895
Series 2363 Class PF, 6% 9/15/16	5,314	5,450
Series 2425 Class JH, 6% 3/15/17	4,479	4,593
Series 2543 Class QT, 5.5% 4/15/22	10,607	10,696
Series 2702 Class WB, 5% 4/15/17	12,107	12,183
Series 3033 Class UD, 5.5% 10/15/30	5,585	5,675
Series 3049 Class DB, 5.5% 6/15/31	12,936	13,133
Series 3117 Class PC, 5% 6/15/31	24,000	23,986
sequential payer:
Series 2528 Class HN, 5% 11/15/17	8,075	8,015
Series 2777 Class AB, 4.5% 6/15/29	13,273	12,999
Series 2809 Class UA, 4% 12/15/14	2,323	2,325
TOTAL U.S. GOVERNMENT AGENCY		181,714
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $207,526)		205,434
Commercial Mortgage Securities - 0.9%
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust Series 2003-T12 Class X2, 0.6721% 8/13/39 (c)(i)(k)	$ 80,754	$ 1,156
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A1, 5.622% 12/10/49 (i)	12,183	12,246
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A3, 5.607% 10/15/48	15,000	14,848
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A1, 5.269% 1/15/49	2,735	2,737
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	250	244
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.8374% 1/15/37 (c)(i)(k)	67,590	1,525
DLJ Commercial Mortgage Corp. sequential payer Series 1999-CG1 Class A1B, 6.46% 3/10/32	17,894	18,058
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8726% 10/16/23 (i)	276	280
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	10,745	10,694
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.8333% 12/10/41 (i)(k)	57,655	869
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2006-C7 Class A1, 5.279% 11/15/38	1,733	1,743
Series 2007-C2 Class A1, 5.226% 2/15/40	2,167	2,176
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-9 Class A4, 5.7% 9/12/49	500	493
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $67,765)		67,069
Foreign Government and Government Agency Obligations - 0.2%

Manitoba Province yankee 5.5% 10/1/08 (Cost $14,739)	15,000	15,122
Fixed-Income Funds - 55.6%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (j)	4,569,335	393,008
Fidelity 2-5 Year Duration Securitized Bond Central Fund (j)	7,373,096	679,505
Fidelity Corporate Bond 1-10 Year Central Fund (j)	23,121,016	2,255,224
Fidelity Corporate Bond 1-5 Year Central Fund (j)	971,224	95,685
Fixed-Income Funds - continued
	Shares	Value (000s)
Fidelity Specialized High Income Central Fund (j)	1,586,749	$ 152,249
Fidelity Ultra-Short Central Fund (j)	5,985,939	494,798
TOTAL FIXED-INCOME FUNDS (Cost $4,358,227)		4,070,469
Cash Equivalents - 12.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
2.33%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) #	$ 245,930	245,882
2.35%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) # (a)	639,795	639,670
TOTAL CASH EQUIVALENTS (Cost $885,552)		885,552
TOTAL INVESTMENT PORTFOLIO - 112.4% (Cost $8,513,315)		8,228,181
NET OTHER ASSETS - (12.4)%		(907,918)
NET ASSETS - 100%		$ 7,320,263
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	$ 1,753	(1,115)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34	Oct. 2034	774	(425)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 6.3950% 8/25/34

	Sept. 2034	$ 610	$ (335)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	897	(430)
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	4,800	159
Receive from Deutsche Bank upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%	March 2013	1,100	(48)
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	2,600	(66)
Receive from Lehman Brothers, Inc. upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%	March 2013	1,100	(48)
Receive from Lehman Brothers, Inc. upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount miltiplied by 1.03%	March 2013	2,600	(61)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Morgan Stanley, Inc. upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .65%	March 2013	$ 4,000	$ (57)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (h)	Sept. 2037	17,700	(15,399)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (h)	Sept. 2037	800	(696)
Receive monthly notional amount multiplied by .56% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M6, 6.785% 11/25/34	Dec. 2034	3,386	(1,418)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	2,900	(1,512)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	601	(225)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	2,900	(1,705)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34

	Nov. 2034	$ 2,086	$ (808)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,086	(615)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	1,910	(1,225)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,086	(1,336)
Receive monthly notional amount multiplied by 2% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.14% 8/25/36	Sept. 2036	4,900	(4,492)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	1,365	(763)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	184	(157)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34

	March 2034	$ 423	$ (203)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	129	(109)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	3,300	(2,063)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	2,086	(1,240)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	3,300	(2,787)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36	Oct. 2036	3,300	(2,852)
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (g)	June 2010	55,000	(858)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (f)

	March 2010	$ 34,720	$ (355)
Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12	June 2012	7,200	(128)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	7,270	(112)
TOTAL CREDIT DEFAULT SWAPS		179,866	(43,484)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.039% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Feb. 2010	100,000	1,252
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	35,000	742
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	35,000	827
Receive semi-annually a fixed rate equal to 3.475% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Jan. 2013	100,000	(2,003)
Receive semi-annually a fixed rate equal to 4.449% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2018	69,309	(1,335)
Receive semi-annually a fixed rate equal to 4.795% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2011	30,000	1,334
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 4.9375% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	March 2012	$ 75,000	$ 2,817
Receive semi-annually a fixed rate equal to 5.022% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Nov. 2011	40,000	1,455
Receive semi-annually a fixed rate equal to 5.2605% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Dec. 2099	150,000	8,412
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	100,000	4,638
Received semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	197,820	(1,202)
TOTAL INTEREST RATE SWAPS		932,129	16,937
		$ 1,111,995	$ (26,547)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 122,613,000 or 1.7% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $24,385,000.
(f) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(g) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$245,882,000 due 6/02/08 at 2.33%
BNP Paribas Securities Corp.	$ 35,212
Banc of America Securities LLC	31,657
Bank of America, NA	87,348
Barclays Capital, Inc.	8,636
Greenwich Capital Markets, Inc.	5,459
ING Financial Markets LLC	19,812
J.P. Morgan Securities, Inc.	10,918
Societe Generale, New York Branch	45,202
WestLB AG	1,638
$ 245,882
$639,670,000 due 6/02/08 at 2.35%
Barclays Capital, Inc.	$ 637,192
Credit Suisse Securities (USA) LLC	2,478
$ 639,670
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 17,272
Fidelity 2-5 Year Duration Securitized Bond Central Fund	29,884
Fidelity Corporate Bond 1-10 Year Central Fund	88,438
Fidelity Corporate Bond 1-5 Year Central Fund	4,144
Fidelity Specialized High Income Central Fund	7,304
Fidelity Ultra-Short Central Fund	30,784
Total	$ 177,826
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 587,522	$ 17,273	$ 164,407	$ 393,008	19.7%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	790,617	54,925	126,611	679,505	19.0%
Fidelity Corporate Bond 1-10 Year Central Fund	2,020,805	492,488	228,839	2,255,224	29.3%
Fidelity Corporate Bond 1-5 Year Central Fund	133,817	4,144	41,953	95,685	14.2%
Fidelity Specialized High Income Central Fund	131,393	22,335	-	152,249	37.7%
Fidelity Ultra-Short Central Fund	1,158,936	46,717	597,048	494,798	10.3%
Total	$ 4,823,090	$ 637,882	$ 1,158,858	$ 4,070,469
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $8,512,454,000. Net unrealized depreciation aggregated $284,273,000, of which $50,519,000 related to appreciated investment securities and $334,792,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices at disposition may differ.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Investment Grade Bond

May 31, 2008

1.804978.104

IGB-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 0.3%
Ford Motor Co. 7.45% 7/16/31	$ 40,245	$ 27,870
Household Durables - 0.1%
Fortune Brands, Inc. 5.875% 1/15/36	2,745	2,255
Newell Rubbermaid, Inc.:
5.5% 4/15/13	6,993	6,933
6.25% 4/15/18	3,425	3,416
		12,604
Media - 1.8%
AOL Time Warner, Inc. 6.75% 4/15/11	22,380	22,959
Comcast Corp.:
4.95% 6/15/16	15,874	14,884
5.9% 3/15/16	14,300	14,240
COX Communications, Inc. 6.45% 12/1/36 (b)	21,256	20,454
Gannett Co., Inc. 2.8381% 5/26/09 (e)	15,990	15,573
Liberty Media Corp.:
5.7% 5/15/13	8,500	7,778
8.25% 2/1/30	19,105	17,169
News America Holdings, Inc. 7.75% 12/1/45	6,015	6,462
News America, Inc.:
6.15% 3/1/37	6,365	5,882
6.2% 12/15/34	4,570	4,261
Time Warner Cable, Inc. 5.85% 5/1/17	28,639	27,473
Univision Communications, Inc. 3.875% 10/15/08	9,840	9,705
Viacom, Inc.:
6.125% 10/5/17	9,190	9,015
6.75% 10/5/37	8,475	8,103
		183,958
TOTAL CONSUMER DISCRETIONARY		224,432
CONSUMER STAPLES - 1.5%
Beverages - 0.2%
Diageo Capital PLC:
5.2% 1/30/13	5,710	5,736
5.75% 10/23/17	7,686	7,660
FBG Finance Ltd. 5.125% 6/15/15 (b)	11,020	10,355
		23,751
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 6.302% 6/1/37 (e)	$ 14,340	$ 12,476
Wal-Mart Stores, Inc. 6.2% 4/15/38	11,535	11,334
		23,810
Food Products - 0.5%
General Mills, Inc. 5.2% 3/17/15	10,480	10,392
Kellogg Co. 6.6% 4/1/11	5,672	5,965
Kraft Foods, Inc.:
4.125% 11/12/09	6,360	6,372
6% 2/11/13	9,770	9,908
6.25% 6/1/12	6,081	6,232
6.875% 2/1/38	9,031	8,779
		47,648
Tobacco - 0.6%
Philip Morris International, Inc.:
5.65% 5/16/18	12,502	12,232
6.375% 5/16/38	12,770	12,413
Reynolds American, Inc.:
6.75% 6/15/17	15,115	15,017
7.25% 6/15/37	22,265	21,746
		61,408
TOTAL CONSUMER STAPLES		156,617
ENERGY - 3.1%
Energy Equipment & Services - 0.3%
BJ Services Co. 6% 6/1/18	14,255	14,233
DCP Midstream LLC 6.75% 9/15/37 (b)	7,295	6,906
Transocean, Inc. 6% 3/15/18	5,000	5,048
Weatherford International Ltd. 6% 3/15/18	5,650	5,654
		31,841
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Finance Co. 6.75% 5/1/11	7,335	7,656
Anadarko Petroleum Corp.:
5.95% 9/15/16	6,661	6,712
6.45% 9/15/36	9,885	9,846
Canadian Natural Resources Ltd.:
5.7% 5/15/17	7,170	7,073
5.9% 2/1/18	2,830	2,828
ConocoPhillips 4.4% 5/15/13	50,000	49,343
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Energy Field Services 7.875% 8/16/10	$ 7,580	$ 8,018
EnCana Corp. 4.75% 10/15/13	2,269	2,211
Energy Transfer Partners LP:
6% 7/1/13	9,295	9,351
6.7% 7/1/18	7,880	7,984
Kinder Morgan Energy Partners LP 6.75% 3/15/11	4,315	4,461
Nakilat, Inc. 6.067% 12/31/33 (b)	23,610	20,443
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (b)	5,985	5,362
Nexen, Inc.:
5.875% 3/10/35	10,560	9,509
6.4% 5/15/37	7,730	7,438
Pemex Project Funding Master Trust 3.6756% 12/3/12 (b)(e)	11,870	11,656
Petro-Canada:
6.05% 5/15/18	4,170	4,098
6.8% 5/15/38	10,305	10,077
Suncor Energy, Inc. 6.5% 6/15/38	10,690	10,352
Talisman Energy, Inc. yankee 6.25% 2/1/38	18,970	17,674
TEPPCO Partners LP:
6.65% 4/15/18	11,620	11,777
7.55% 4/15/38	10,010	10,373
Texas Eastern Transmission LP 6% 9/15/17 (b)	22,035	21,267
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	4,050	4,101
Valero Energy Corp. 6.625% 6/15/37	5,740	5,308
XTO Energy, Inc.:
5.9% 8/1/12	6,352	6,483
6.25% 8/1/17	9,995	10,189
		281,590
TOTAL ENERGY		313,431
FINANCIALS - 11.1%
Capital Markets - 2.5%
Bear Stearns Companies, Inc. 6.95% 8/10/12	21,590	22,536
BlackRock, Inc. 6.25% 9/15/17	30,000	30,220
Deutsche Bank AG London 6% 9/1/17	6,678	6,774
Goldman Sachs Group, Inc. 6.75% 10/1/37	8,975	8,421
Janus Capital Group, Inc. 5.875% 9/15/11	2,605	2,558
JPMorgan Chase Capital XVII 5.85% 8/1/35	3,865	3,208
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase Capital XX 6.55% 9/29/36	$ 96,700	$ 83,973
Lazard Group LLC:
6.85% 6/15/17	5,200	4,727
7.125% 5/15/15	16,430	15,318
Lehman Brothers Holdings, Inc.:
6.2% 9/26/14	12,662	12,221
6.875% 5/2/18	11,295	10,961
Merrill Lynch & Co., Inc. 6.875% 4/25/18	9,721	9,529
Morgan Stanley:
3.01% 1/9/14 (e)	40,435	37,015
4.75% 4/1/14	9,200	8,481
		255,942
Commercial Banks - 1.8%
Bank of America NA 6% 10/15/36	8,150	7,685
Bank One Corp. 5.25% 1/30/13	13,775	13,675
BB&T Capital Trust IV 6.82% 6/12/77 (e)	1,220	1,065
Credit Suisse (Guernsey) Ltd. 5.86%	13,520	11,430
Credit Suisse First Boston 6% 2/15/18	17,850	17,401
Export-Import Bank of Korea 5.25% 2/10/14 (b)	7,225	7,033
HBOS PLC 6.75% 5/21/18 (b)	12,189	11,890
HSBC Holdings PLC:
6.5% 5/2/36	11,470	10,918
6.5% 9/15/37	5,010	4,700
KeyCorp Capital Trust VII 5.7% 6/15/35	16,490	12,039
Korea Development Bank 5.75% 9/10/13	14,578	14,700
Standard Chartered Bank 6.4% 9/26/17 (b)	26,980	26,703
SunTrust Bank 7.25% 3/15/18	3,750	3,856
Wachovia Bank NA 5.85% 2/1/37	19,011	16,075
Wachovia Corp. 4.875% 2/15/14	1,791	1,699
Wells Fargo Bank NA:
4.75% 2/9/15	12,250	11,683
5.95% 8/26/36	11,449	10,857
		183,409
Consumer Finance - 0.7%
American Express Co. 8.15% 3/19/38	5,900	6,732
SLM Corp.:
3% 3/15/11 (e)	1,130	995
3.08% 7/26/10 (e)	64,500	57,889
3.15% 10/25/11 (e)	3,925	3,306
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.: - continued
3.22% 1/27/14 (e)	$ 2,240	$ 1,830
4.5% 7/26/10	2,325	2,141
5% 10/1/13	830	700
		73,593
Diversified Financial Services - 0.9%
Deutsche Bank AG London 5.375% 10/12/12	6,162	6,277
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	10,173	10,045
JPMorgan Chase & Co.:
4.875% 3/15/14	10,460	10,113
5.75% 1/2/13	2,935	3,006
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	15,505	15,703
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	13,035	11,290
5.5% 1/15/14 (b)	8,820	8,170
TECO Finance, Inc. 7% 5/1/12	11,415	11,886
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(e)	7,500	6,659
ZFS Finance USA Trust V 6.5% 5/9/67 (b)(e)	13,680	12,047
		95,196
Insurance - 1.5%
American International Group, Inc. 8.175% 5/15/58 (b)(e)	8,485	8,140
Assurant, Inc. 5.625% 2/15/14	8,540	8,045
Axis Capital Holdings Ltd. 5.75% 12/1/14	13,335	12,612
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(e)	22,081	19,744
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (b)	15,840	15,545
10.75% 6/15/88 (b)(e)	8,540	8,455
Lincoln National Corp. 7% 5/17/66 (e)	2,370	2,192
Metropolitan Life Global Funding I:
5.125% 11/9/11 (b)	7,540	7,607
5.125% 4/10/13 (b)	11,934	11,755
Monumental Global Funding II 5.65% 7/14/11 (b)	7,315	7,424
New York Life Global Funding 4.65% 5/9/13 (b)	9,715	9,587
Pacific Life Global Funding 5.15% 4/15/13 (b)	10,050	9,909
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(e)	18,775	18,652
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Symetra Financial Corp. 6.125% 4/1/16 (b)	$ 10,405	$ 9,258
The Chubb Corp. 6.5% 5/15/38	4,535	4,458
		153,383
Real Estate Investment Trusts - 3.0%
AMB Property LP:
5.9% 8/15/13	9,635	9,419
6.3% 6/1/13	9,785	9,766
Brandywine Operating Partnership LP:
5.625% 12/15/10	19,900	19,339
5.75% 4/1/12	6,050	5,693
Camden Property Trust 5.875% 11/30/12	6,435	6,149
Colonial Properties Trust:
4.75% 2/1/10	19,607	18,887
4.8% 4/1/11	2,650	2,507
5.5% 10/1/15	12,730	10,972
6.875% 8/15/12	5,000	4,853
Colonial Realty LP 6.05% 9/1/16	9,420	8,199
Developers Diversified Realty Corp.:
4.625% 8/1/10	975	942
5% 5/3/10	6,840	6,619
5.25% 4/15/11	8,195	7,847
5.375% 10/15/12	5,485	5,097
Duke Realty LP:
5.4% 8/15/14	10,700	9,789
5.5% 3/1/16	10,700	9,682
5.625% 8/15/11	4,860	4,714
5.875% 8/15/12	1,205	1,170
5.95% 2/15/17	2,540	2,376
6.25% 5/15/13	5,180	5,121
6.5% 1/15/18	8,800	8,435
Equity One, Inc.:
6% 9/15/17	6,860	5,954
6.25% 1/15/17	4,535	4,037
Federal Realty Investment Trust:
5.4% 12/1/13	4,880	4,611
6% 7/15/12	3,355	3,314
6.2% 1/15/17	2,580	2,452
Healthcare Realty Trust, Inc. 5.125% 4/1/14	4,130	3,639
HRPT Properties Trust:
5.75% 11/1/15	2,925	2,694
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.65% 1/15/18	$ 6,500	$ 6,106
Liberty Property LP:
5.5% 12/15/16	6,665	5,898
6.375% 8/15/12	4,617	4,524
6.625% 10/1/17	6,640	6,208
Mack-Cali Realty LP:
5.05% 4/15/10	6,290	6,206
7.25% 3/15/09	4,110	4,165
7.75% 2/15/11	1,080	1,120
Reckson Operating Partnership LP:
5.15% 1/15/11	2,790	2,632
6% 3/31/16	2,600	2,188
Simon Property Group LP:
4.6% 6/15/10	8,400	8,285
5.1% 6/15/15	15,660	14,164
5.375% 6/1/11	3,565	3,526
5.45% 3/15/13	8,720	8,544
5.75% 5/1/12	4,015	4,026
7.75% 1/20/11	2,250	2,345
Tanger Properties LP 6.15% 11/15/15	17,300	15,868
UDR, Inc. 5.5% 4/1/14	10,720	9,883
United Dominion Realty Trust, Inc. 5.25% 1/15/15	3,645	3,267
Washington (REIT) 5.95% 6/15/11	10,660	10,215
		303,447
Real Estate Management & Development - 0.4%
ERP Operating LP:
5.375% 8/1/16	2,405	2,219
5.5% 10/1/12	9,240	9,098
5.75% 6/15/17	11,250	10,623
Post Apartment Homes LP 6.3% 6/1/13	11,550	11,009
Regency Centers LP 6.75% 1/15/12	12,435	12,479
		45,428
Thrifts & Mortgage Finance - 0.3%
Capmark Financial Group, Inc. 6.3% 5/10/17	5,570	4,087
Credit Suisse First Boston (New York Branch) 5% 5/15/13	9,731	9,554
Washington Mutual Bank 5.55% 6/16/10	5,000	4,725
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc.:
3.2% 9/17/12 (e)	$ 10,415	$ 9,047
4.625% 4/1/14	8,680	7,118
		34,531
TOTAL FINANCIALS		1,144,929
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
AstraZeneca PLC:
5.9% 9/15/17	16,795	17,182
6.45% 9/15/37	16,771	17,110
		34,292
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.2%
Bombardier, Inc. 6.3% 5/1/14 (b)	18,035	17,674
Airlines - 1.3%
American Airlines, Inc. pass-thru trust certificates:
7.324% 4/15/11	13,531	12,516
7.858% 4/1/13	26,059	25,570
Continental Airlines, Inc. pass-thru trust certificates 6.545% 8/2/20	4,121	3,990
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	14,597	13,229
7.57% 11/18/10	21,770	21,117
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	6,914	6,568
8.36% 7/20/20	21,289	21,342
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 7/2/22	8,634	7,425
6.071% 9/1/14	2,013	2,020
6.602% 9/1/13	3,575	3,539
7.032% 4/1/12	3,090	3,059
7.186% 10/1/12	7,667	7,552
7.811% 4/1/11	4,909	5,646
		133,573
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	12,745	12,027
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.0%
Canadian National Railway Co. 5.85% 11/15/17	$ 4,690	$ 4,725
Canadian Pacific Railway Co. 5.95% 5/15/37	990	835
		5,560
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (e)	6,338	5,782
TOTAL INDUSTRIALS		174,616
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Instruments - 0.1%
Tyco Electronics Group SA:
6.55% 10/1/17	8,770	8,893
7.125% 10/1/37	4,405	4,436
		13,329
Semiconductors & Semiconductor Equipment - 0.3%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	9,825	9,583
6.375% 8/3/15	10,650	10,438
National Semiconductor Corp. 6.15% 6/15/12	7,260	7,232
		27,253
TOTAL INFORMATION TECHNOLOGY		40,582
MATERIALS - 0.2%
Chemicals - 0.2%
Agrium, Inc. 7.125% 5/23/36	8,975	8,844
Dow Chemical Co. 5.7% 5/15/18	5,895	5,798
		14,642
Metals & Mining - 0.0%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	3,460	3,670
TOTAL MATERIALS		18,312
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.:
6.3% 1/15/38	10,189	9,784
6.8% 5/15/36	17,617	17,889
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
BellSouth Capital Funding Corp. 7.875% 2/15/30	$ 12,752	$ 14,066
Deutsche Telekom International Finance BV 5.25% 7/22/13	11,230	11,030
Embarq Corp. 7.082% 6/1/16	17,205	16,731
KT Corp. 5.875% 6/24/14 (b)	7,455	7,473
Sprint Capital Corp.:
6.875% 11/15/28	9,870	7,896
7.625% 1/30/11	7,295	7,058
Telecom Italia Capital SA:
4.95% 9/30/14	11,250	10,358
5.25% 10/1/15	12,725	11,741
7.2% 7/18/36	2,550	2,447
Telefonica Emisiones SAU:
6.221% 7/3/17	11,230	11,443
7.045% 6/20/36	5,850	6,144
Verizon Communications, Inc.:
5.25% 4/15/13	12,085	12,186
6.1% 4/15/18	14,720	15,006
6.4% 2/15/38	10,172	9,937
6.9% 4/15/38	4,170	4,333
		175,522
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. 6% 12/1/16	29,701	24,503
Vodafone Group PLC:
5% 12/16/13	7,380	7,205
5.625% 2/27/17	35,292	34,782
		66,490
TOTAL TELECOMMUNICATION SERVICES		242,012
UTILITIES - 3.9%
Electric Utilities - 2.0%
AmerenUE 6.4% 6/15/17	18,252	18,442
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,490	11,354
Commonwealth Edison Co.:
5.4% 12/15/11	18,283	18,345
5.8% 3/15/18	11,545	11,294
Duke Energy Carolinas LLC 6% 1/15/38	9,739	9,479
EDP Finance BV 6% 2/2/18 (b)	25,358	25,379
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Enel Finance International SA:
6.25% 9/15/17 (b)	$ 12,675	$ 12,944
6.8% 9/15/37 (b)	13,880	14,061
Exelon Corp. 4.9% 6/15/15	27,100	25,121
Illinois Power Co. 6.125% 11/15/17	5,060	4,877
Nevada Power Co. 6.5% 5/15/18	26,280	26,543
Pacific Gas & Electric Co.:
4.8% 3/1/14	2,670	2,618
5.8% 3/1/37	7,180	6,645
Pennsylvania Electric Co. 6.05% 9/1/17	10,455	10,133
PPL Capital Funding, Inc. 6.7% 3/30/67 (e)	15,620	13,422
		210,657
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	6,145	5,901
Independent Power Producers & Energy Traders - 0.6%
Duke Capital LLC 5.668% 8/15/14	13,400	13,108
Exelon Generation Co. LLC 5.35% 1/15/14	23,798	22,907
PPL Energy Supply LLC:
6.2% 5/15/16	11,895	11,606
6.5% 5/1/18	11,365	11,124
TXU Corp. 5.55% 11/15/14	7,555	6,120
		64,865
Multi-Utilities - 1.2%
CMS Energy Corp. 6.55% 7/17/17	13,140	12,662
Dominion Resources, Inc. 7.5% 6/30/66 (e)	12,110	11,280
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	11,895	11,976
National Grid PLC 6.3% 8/1/16	26,485	26,655
NiSource Finance Corp.:
3.2081% 11/23/09 (e)	9,874	9,595
5.4% 7/15/14	2,960	2,748
5.45% 9/15/20	10,810	9,395
6.4% 3/15/18	21,180	20,392
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	20,065	17,448
		122,151
TOTAL UTILITIES		403,574
TOTAL NONCONVERTIBLE BONDS (Cost $2,871,081)		2,752,797
U.S. Government and Government Agency Obligations - 8.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.5%
Freddie Mac 4.5% 7/15/13 (i)	$ 50,000	$ 50,838
U.S. Treasury Inflation Protected Obligations - 6.6%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (i)	149,424	156,419
2.375% 1/15/17 (i)	309,789	332,519
2.375% 1/15/27 (i)	121,736	126,457
2.625% 7/15/17	52,235	57,195
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		672,590
U.S. Treasury Obligations - 1.1%
U.S. Treasury Bonds 4.375% 2/15/38	17,057	16,164
U.S. Treasury Notes 3.5% 2/15/18 (a)	104,611	99,961
TOTAL U.S. TREASURY OBLIGATIONS		116,125
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $812,005)		839,553
U.S. Government Agency - Mortgage Securities - 20.4%

Fannie Mae - 16.3%
3.98% 9/1/33 (e)	10,556	10,557
4.5% 4/1/20 to 4/1/23	23,690	23,132
4.708% 7/1/34 (e)	16,373	16,567
4.748% 1/1/35 (e)	12,016	12,117
4.768% 9/1/35 (e)	11,437	11,549
4.925% 3/1/35 (e)	15,680	15,835
5% 4/1/18 to 3/1/34	120,105	116,966
5% 6/1/38 (c)	34,000	32,831
5% 6/1/38 (c)	79,000	76,284
5% 6/1/38 (c)	168,000	162,224
5% 6/1/38 (c)	188,000	181,536
5.168% 4/1/36 (e)	21,725	22,041
5.5% 2/1/35 to 9/1/36 (i)	123,298	123,012
5.5% 6/1/38 (c)	188,000	186,599
5.5% 6/1/38 (c)	20,000	19,851
5.5% 6/1/38 (c)	200,000	198,510
5.5% 6/1/38 (c)	100,000	99,255
5.5% 6/1/38 (c)	148,000	146,897
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.611% 7/1/37 (e)	$ 3,016	$ 3,075
5.822% 7/1/46 (e)	32,192	32,927
6% 3/1/16 to 7/1/22	1,701	1,749
6% 6/1/38 (c)	9,000	9,128
6.027% 4/1/36 (e)	2,260	2,311
6.164% 4/1/36 (e)	5,891	6,033
6.239% 6/1/36 (e)	896	915
6.309% 4/1/36 (e)	2,187	2,244
6.5% 8/1/23 to 5/1/38	155,990	161,060
TOTAL FANNIE MAE		1,675,205
Freddie Mac - 1.1%
4.3% 2/1/35 (e)	5,306	5,318
4.425% 8/1/35 (e)	21,817	21,769
4.473% 10/1/34 (e)	11,797	11,839
4.55% 4/1/35 (e)	24,452	24,577
4.623% 4/1/35 (e)	8,451	8,503
4.765% 7/1/35 (e)	8,803	8,863
5.005% 1/1/36 (e)	6,803	6,860
5.756% 10/1/35 (e)	1,585	1,612
5.846% 6/1/36 (e)	2,662	2,713
6.02% 7/1/37 (e)	13,457	13,715
6.033% 6/1/36 (e)	2,498	2,548
6.091% 4/1/36 (e)	4,102	4,188
6.105% 6/1/36 (e)	2,447	2,499
TOTAL FREDDIE MAC		115,004
Government National Mortgage Association - 3.0%
5.5% 6/1/38 (c)	20,000	19,959
5.5% 6/1/38 (c)	13,000	12,974
5.5% 6/1/38 (c)	20,000	19,959
5.5% 6/1/38 (c)	4,000	3,999
5.5% 6/1/38 (c)	7,000	6,998
5.5% 6/1/38 (c)	14,000	13,996
5.5% 6/1/38 (c)	14,000	13,996
5.5% 6/1/38 (c)	27,000	26,945
5.5% 6/1/38 (c)	10,000	9,997
5.5% 6/19/38 (c)	10,000	9,997
5.5% 6/19/38 (c)	41,000	40,917
5.5% 6/19/38 (c)	79,000	78,840
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
5.5% 6/19/38 (c)	$ 11,000	$ 10,997
5.5% 7/1/38 (c)	8,000	7,972
5.5% 7/1/38 (c)	19,000	18,933
5.5% 7/1/38 (c)	8,000	7,974
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		304,453
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,109,955)		2,094,662
Asset-Backed Securities - 1.4%

Advanta Business Card Master Trust Series 2007-D1 Class D, 3.8788% 1/22/13 (b)(e)	10,400	5,337
Airspeed Ltd. Series 2007-1A Class C1, 5.0144% 6/15/32 (b)(e)	11,536	9,114
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (b)	5,880	4,295
Capital Auto Receivables Asset Trust:
Series 2006-1 Class D, 7.16% 1/15/13 (b)	4,195	4,228
Series 2006-SN1A Class D, 6.15% 4/20/11 (b)	2,730	2,671
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 4.3925% 8/25/36 (b)(e)	1,449	88
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (b)	2,385	119
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (b)	5,545	4,820
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (b)	5,810	4,905
Series 2006-C Class D, 6.89% 5/15/13 (b)	4,115	3,358
Series 2007-A Class D, 7.05% 12/15/13 (b)	2,335	1,885
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (b)	5,318	5,143
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (b)(e)	1,074	322
Merna Reinsurance Ltd. Series 2007-1 Class B, 4.4463% 6/30/12 (b)(e)	17,200	16,325
Securitized Asset Backed Receivables LLC Trust Series 2007-BR1 Class A2A, 2.5025% 2/25/37 (e)	3,724	3,422
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 4.8925% 3/25/36 (b)(e)	4,513	155
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 2.4825% 6/25/37 (e)	3,415	3,055
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.9644% 3/15/11 (b)(e)	$ 15,495	$ 15,380
Wachovia Auto Loan Owner Trust Series 2006-2A:
Class A4, 5.23% 3/20/12 (b)	50,000	49,974
Class E, 7.05% 5/20/14 (b)	6,660	4,495
WaMu Asset-Backed Certificates Series 2006-HE5 Class B2, 4.8925% 10/25/36 (b)(e)	6,417	356
TOTAL ASSET-BACKED SECURITIES (Cost $166,195)		139,447
Collateralized Mortgage Obligations - 3.8%

Private Sponsor - 1.6%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6985% 4/10/49 (e)	1,775	1,359
Class C, 5.6985% 4/10/49 (e)	4,735	3,512
Class D, 5.6985% 4/10/49 (e)	2,370	1,658
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.4% 11/25/33 (e)	4,183	4,071
Series 2004-A Class 2A1, 3.5442% 2/25/34 (e)	2,617	2,522
Series 2004-D Class 2A1, 3.6168% 5/25/34 (e)	1,341	1,306
Series 2005-H:
Class 1A1, 4.9195% 9/25/35 (e)	1,374	1,305
Class 2A2, 4.8052% 9/25/35 (e)	1,562	1,452
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (e)(f)	74,466	6,553
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3547% 2/25/37 (e)	2,646	2,603
Class 5A1, 4.1696% 2/25/37 (e)	7,312	7,116
Series 2007-A2:
Class 2A1, 4.2369% 7/25/37 (e)	3,920	3,803
Class 3A1, 4.5607% 7/25/37 (e)	7,361	7,238
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6228% 11/25/34 (e)	3,889	3,779
JPMorgan Mortgage Trust Series 2007-A1 Class 3A2, 5.0065% 7/25/35 (e)	4,126	4,045
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 3.2159% 6/15/22 (b)(e)	8,932	7,592
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.8348% 10/25/35 (e)	7,223	7,117
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B6, 5.44% 7/10/35 (b)(e)	$ 4,166	$ 3,347
Series 2003-CB1:
Class B4, 4.24% 6/10/35 (b)(e)	3,964	3,233
Class B5, 4.84% 6/10/35 (b)(e)	2,705	2,174
Class B6, 5.34% 6/10/35 (b)(e)	1,606	1,264
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 4.8925% 12/25/36 (b)(e)	4,593	275
WaMu Mortgage pass-thru certificates:
Series 2004-AR7 Class A6, 3.9414% 7/25/34 (e)	2,108	2,084
Series 2005-AR14 Class 1A1, 5.0557% 12/25/35 (e)	14,814	14,605
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 3.9885% 12/25/34 (e)	13,222	12,999
Series 2004-V Class 1A2, 3.8333% 10/25/34 (e)	6,333	5,843
Series 2005-AR12 Class 2A6, 4.336% 7/25/35 (e)	5,792	5,495
Series 2005-AR3 Class 2A1, 4.2062% 3/25/35 (e)	2,263	2,190
Series 2006-AR8 Class 3A1, 5.2379% 4/25/36 (e)	50,821	49,919
TOTAL PRIVATE SPONSOR		170,459
U.S. Government Agency - 2.2%
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2630 Class KS, 4% 1/15/17 (i)	22,130	21,826
Series 3079 Class MB, 5% 10/15/28	30,807	30,904
Series 3082 Class PG, 5% 10/15/29	50,300	50,365
Series 3118 Class QB, 5% 2/15/29	33,731	33,743
Series 3258 Class PM, 5.5% 12/15/36	86,689	87,395
TOTAL U.S. GOVERNMENT AGENCY		224,233
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $405,301)		394,692
Commercial Mortgage Securities - 1.4%

Bayview Commercial Asset Trust floater:
Series 2007-2A:
Class A1, 2.6625% 7/25/37 (b)(e)	2,282	1,712
Class A2, 2.7125% 7/25/37 (b)(e)	2,138	1,518
Class B1, 3.9925% 7/25/37 (b)(e)	632	297
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-2A:
Class B2, 4.6425% 7/25/37 (b)(e)	$ 550	$ 247
Class B3, 5.7425% 7/25/37 (b)(e)	617	277
Class M1, 2.7625% 7/25/37 (b)(e)	717	445
Class M2, 2.8025% 7/25/37 (b)(e)	363	214
Class M3, 2.8825% 7/25/37 (b)(e)	368	199
Class M4, 3.0425% 7/25/37 (b)(e)	787	457
Class M5, 3.1425% 7/25/37 (b)(e)	694	382
Class M6, 3.3925% 7/25/37 (b)(e)	885	460
Series 2007-3:
Class B1, 3.3425% 7/25/37 (b)(e)	583	334
Class B2, 3.9925% 7/25/37 (b)(e)	1,526	839
Class B3, 6.3925% 7/25/37 (b)(e)	780	437
Class M1, 2.7025% 7/25/37 (b)(e)	506	345
Class M2, 2.7325% 7/25/37 (b)(e)	540	355
Class M3, 2.7625% 7/25/37 (b)(e)	883	553
Class M4, 2.8925% 7/25/37 (b)(e)	1,393	836
Class M5, 2.9925% 7/25/37 (b)(e)	694	426
Class M6, 3.1925% 7/25/37 (b)(e)	527	309
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T28 Class A1, 5.422% 9/11/42	5,709	5,710
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (b)	9,742	8,510
Citigroup Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.8886% 12/10/49 (e)	15,000	14,717
Series 2007-FL3A Class A2, 2.6544% 4/15/22 (b)(e)	8,398	7,558
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.8374% 1/15/37 (b)(e)(f)	136,665	3,083
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	7,770	7,733
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.8333% 12/10/41 (e)(f)	14,127	213
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class D, 3.0938% 3/1/20 (b)(e)	9,955	8,960
Class H, 3.3738% 3/1/20 (b)(e)	960	848
Class J, 3.5738% 3/1/20 (b)(e)	1,375	1,217
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2006-LDP9 Class A2, 5.134% 5/15/47 (e)	18,365	17,329
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9345% 7/15/44 (e)	18,248	18,199
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust Series 2007-7 Class B, 5.75% 6/25/50	$ 2,790	$ 2,080
Morgan Stanley Capital I Trust sequential payer Series 2007-HQ11 Class A31, 5.439% 2/20/44 (e)	17,270	16,829
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2007-C31:
Class A1, 5.14% 4/15/47	3,897	3,894
Class A4, 5.509% 4/15/47	5,752	5,535
Series 2007-C31 Class C, 5.8818% 4/15/47 (e)	8,950	6,605
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $154,239)		139,662
Municipal Securities - 0.5%

California Gen. Oblig. 5% 9/1/35	27,300	27,316
Chicago Board of Ed. Series A, 5.5% 12/1/30 (AMBAC Insured)	5,000	5,589
Connecticut Gen. Oblig. Series B, 5% 5/1/15	4,550	4,992
Minnesota Gen. Oblig. 5% 6/1/15	4,550	5,023
Montgomery County Gen. Oblig. (Consolidated Pub. Impt. Proj.) Series A, 5% 5/1/13	3,645	3,958
North Carolina Gen. Oblig. Series A, 5.5% 3/1/13	6,800	7,543
TOTAL MUNICIPAL SECURITIES (Cost $56,339)		54,421
Foreign Government and Government Agency Obligations - 0.1%

Israeli State 4.625% 6/15/13 (Cost $6,668)	6,725	6,772
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13	1,575	1,554
6.875% 3/15/12	1,630	1,717
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,182)		3,271
Fixed-Income Funds - 48.3%
	Shares	Value (000s)
Fidelity 1-3 Year Duration Securitized Bond Central Fund (h)	3,766,671	$ 323,971
Fidelity 2-5 Year Duration Securitized Bond Central Fund (h)	8,941,911	824,087
Fidelity Corporate Bond 1-5 Year Central Fund (h)	4,588,912	452,100
Fidelity Mortgage Backed Securities Central Fund (h)	22,624,379	2,229,633
Fidelity Specialized High Income Central Fund (h)	2,072,487	198,855
Fidelity Ultra-Short Central Fund (h)	11,251,473	930,047
TOTAL FIXED-INCOME FUNDS (Cost $5,320,533)		4,958,693
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (e) (Cost $15,235)	15,235	13,879
Cash Equivalents - 5.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
2.33%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) #	426,882	426,799
2.35%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) # (g)	102,460	102,440
TOTAL CASH EQUIVALENTS (Cost $529,239)		529,239
TOTAL INVESTMENT PORTFOLIO - 116.1% (Cost $12,449,972)		11,927,088
NET OTHER ASSETS - (16.1)%		(1,655,780)
NET ASSETS - 100%		$ 10,271,308
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	$ 2,497	(1,588)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34	Oct. 2034	1,077	(591)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.395% 11/25/34	Dec. 2034	1,431	(783)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 6.395% 8/25/34	Sept. 2034	868	(477)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	1,278	(612)
Receive from Bank of America upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	June 2009	7,095	47
Receive from Barclays Bank upon credit event of CVS Caremark Corp., par value of the notional amount of CVS Caremark Corp. 4.875% 9/15/14, and pay quarterly notional amount multiplied by .56%	March 2013	16,900	3
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Barclays Bank upon credit event of Ryder Systems, Inc., par value of the notional amount of Ryder Systems, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by .91%	June 2013	$ 13,600	$ (66)
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	3,800	1
Receive from Citibank upon credit event of Capital One Financial Corp., par value of the notional amount of Capital One Financial Corp. 6.25% 11/1/13, and pay quarterly notional amount multiplied by 2.35%	June 2013	6,300	34
Receive from Citibank upon credit event of Capital One Financial Corp., par value of the notional amount of Capital One Financial Corp. 6.25% 11/15/13, and pay quarterly notional amount multiplied by 2.15%	June 2013	4,200	55
Receive from Citibank upon credit event of Caterpillar Financial Services Corp., par value of the notional amount of Caterpillar Financial Services Corp. 5.5% 3/15/16, and pay quarterly notional amount multiplied by .65%	March 2013	10,200	(78)
Receive from Citibank upon credit event of John Deere Capital Corp., par value of the notional amount of John Deere Capital Corp. 6% 2/15/09, and pay quarterly notional amount multiplied by .642%	March 2013	16,900	(172)
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15 and pay quarterly notional amount multiplied by 1.38%	March 2013	13,400	178
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	6,900	229
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by 1.43%	March 2013	$ 6,700	$ 75
Receive from Credit Suisse First Boston upon credit event of Capital One Financial Corp., par value of the notional amount of Capital One Financial Corp. 6.25% 11/15/13, and pay quarterly notional amount multiplied by 2.3%	June 2013	4,200	29
Receive from Credit Suisse First Boston upon credit event of Citigroup, Inc., par value of the notional amount of Citigroup, Inc. 6.5% 1/18/11, and pay quarterly notional amount mutliplied by .96%	June 2013	13,600	106
Receive from Credit Suisse First Boston upon credit event of Citigroup, Inc., par value of the notional amount of Citigroup, Inc. 6.5% 1/18/11, and pay quarterly notional multiplied by 1.37%	June 2013	10,200	(119)
Receive from Credit Suisse First Boston upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 11/15/15, and pay quarterly notional amount multiplied by 1.5%	March 2013	10,100	82
Receive from Deutsche Bank upon credit event of Aetna, Inc., par value of the notional amount of Aetna, Inc. 6.625% 6/15/36, and pay quarterly notional amount multiplied by .33%	Sept. 2017	17,250	246
Receive from Deutsche Bank upon credit event of AMBAC Assurance Corp., par value of the notional amount of AMBAC Assurance Corp. 5.90% 2/22/21, and pay quarterly notional amount multiplied by 4.15%	March 2013	16,800	2,760
Receive from Deutsche Bank upon credit event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	10,650	436
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Deutsche Bank upon credit event of Citigroup, Inc., par value of the notional amount of Citigroup, Inc. 6.5% 1/18/11, and pay quarterly notional amount multiplied by 1.32%	June 2013	$ 13,600	$ (128)
Receive from Deutsche Bank upon credit event of Citigroup, Inc., par value of the notional amount of Citigroup, Inc. 6.5% 1/18/11, and pay quarterly notional amount multiplied by 1.43%	June 2013	10,200	(150)
Receive from Deutsche Bank upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	June 2009	8,895	55
Receive from Deutsche Bank upon credit event of Household Finance Corp., par value of the notional amount of Household Finance Corp. 7% 5/15/12, and pay quarterly notional amount multiplied by ..35%	Dec. 2012	20,000	835
Receive from Deutsche Bank upon credit event of Southwest Airlines Co., par value of the notional amount of Southwest Airlines Co. 5.25% 10/1/14, and pay quarterly notional amount multiplied by 1.4%	June 2013	13,600	77
Receive from Deutsche Bank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by 1.19%	Sept. 2012	9,800	713
Receive from Goldman Sachs upon credit event of AMBAC Assurance Corp., par value of the notional amount of AMBAC Assurance Corp. 9.375% 8/1/11, and pay quarterly notional amount multiplied by 3.8%	March 2013	6,700	1,154
Receive from Goldman Sachs upon credit event of CSX Corp., par value of notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	5,586	(71)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	$ 5,586	$ (71)
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.19%	March 2018	4,929	(37)
Receive from Goldman Sachs upon credit event of Dow Chemical Co., par value of the notional amount of Dow Chemical Co. 6% 10/1/12, and pay quarterly notional amount multiplied by .55%	Sept. 2017	13,700	35
Receive from Goldman Sachs upon credit event of Johnson & Johnson, par value of the notional amount of Johnson & Johnson 3.8% 5/15/13, and pay quarterly notional amount multiplied by .33%	March 2013	16,800	(131)
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	5,100	(128)
Receive from Lehman Brothers, Inc. upon credit event of Capital One Financial Corp., par value of the notional amount of Capital One Financial Corp. 6.25% 11/15/13, and pay quarterly notional amount multiplied by 2.27%	June 2013	4,200	35
Receive from Lehman Brothers, Inc. upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount miltiplied by 1.03%	March 2013	5,100	(119)
Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	7,660	(214)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%

	Sept. 2013	$ 5,085	$ (251)
Receive from Morgan Stanley, Inc. upon credit event of Caterpillar Financial Services Corp., par value of Caterpillar Financial Services Corp. 4.625% 6/1/15, and pay quarterly notional amount multiplied by .65%	March 2013	6,800	(52)
Receive from Morgan Stanley, Inc. upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .65%	March 2013	5,600	(79)
Receive from Morgan Stanley, Inc. upon credit event of iStar Financial, Inc., par value of iStar Financial, Inc. 6% 12/15/10, and pay quarterly notional amount multiplied by 4.4%	March 2013	13,500	(77)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (d)	Sept. 2037	18,700	(12,504)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)	Sept. 2037	9,200	(6,123)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)	August 2037	25,000	(17,052)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)	Sept. 2037	5,600	(3,714)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)

	Sept. 2037	$ 8,400	$ (5,664)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)	Sept. 2037	22,000	(14,888)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)	August 2037	10,200	(6,454)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)	Sept. 2037	16,700	(11,223)
Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 9/25/34	Sept. 2034	9,300	(6,970)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	3,200	(1,669)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	856	(321)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35

	June 2035	$ 3,200	$ (1,882)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	2,971	(1,151)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,971	(875)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,730	(1,751)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,971	(1,903)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	262	(224)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	375	(181)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34

	Feb. 2034	$ 114	$ (96)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	10,445	(7,337)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	2,208	(1,523)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	4,750	(2,970)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	2,971	(1,766)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	4,750	(4,011)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36	Oct. 2036	4,750	(4,105)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .31% and pay Deutsche Bank upon credit event of Altria Group, Inc., par value of the notional amount of Altria Group 7% 11/4/13	June 2008	$ 61,000	$ 38
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	11,200	(5)
Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12	June 2012	10,500	(186)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	10,505	(162)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12	March 2013	13,500	1,248
		$ 659,716	$ (114,233)
Legend
(a) Security or a portion of the security is on loan at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $600,789,000 or 5.8% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Includes investment made with cash collateral received from securities on loan.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(i) Security or a portion of security has been segregated as collateral for open swaps agreements. At the period end, the value of securities pledged amounted to $133,567,000.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$426,799,000 due 6/02/08 at 2.33%
BNP Paribas Securities Corp.	$ 61,120
Banc of America Securities LLC	54,951
Bank of America, NA	151,615
Barclays Capital, Inc.	14,991
Greenwich Capital Markets, Inc.	9,476
ING Financial Markets LLC	34,390
J.P. Morgan Securities, Inc.	18,952
Societe Generale, New York Branch	78,461
WestLB AG	2,843
$ 426,799
$102,440,000 due 6/02/08 at 2.35%
Barclays Capital, Inc.	$ 102,043
Credit Suisse Securities (USA) LLC	397
$ 102,440
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 17,892
Fidelity 2-5 Year Duration Securitized Bond Central Fund	38,674
Fidelity Corporate Bond 1-5 Year Central Fund	19,593
Fidelity Mortgage Backed Securities Central Fund	89,588
Fidelity Specialized High Income Central Fund	9,111
Fidelity Ultra-Short Central Fund	51,628
Total	$ 226,486
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 684,797	$ 17,892	$ 333,205	$ 323,971	18.2%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	1,079,607	38,674	244,261	824,087	23.1%
Fidelity Corporate Bond 1-5 Year Central Fund	633,792	19,593	199,771	452,100	69.1%
Fidelity Mortgage Backed Securities Central Fund	2,282,321	89,588	150,150	2,229,633	23.5%
Fidelity Specialized High Income Central Fund	153,954	46,943	-	198,855	47.5%
Fidelity Ultra-Short Central Fund	2,327,141	317,546	1,522,394	930,047	19.4%
Total	$ 7,161,612	$ 530,236	$ 2,449,781	$ 4,958,693
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $12,445,259,000. Net unrealized depreciation aggregated $518,171,000, of which $59,553,000 related to appreciated investment securities and $577,724,000 related to depreciated investment securities.0

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at dispostion may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current trading activity, interest rates, credit quality and default rates. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Advisor Investment Grade Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Investment Grade Bond Fund

1.804863.104

AIGB-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 0.3%
Ford Motor Co. 7.45% 7/16/31	$ 40,245	$ 27,870
Household Durables - 0.1%
Fortune Brands, Inc. 5.875% 1/15/36	2,745	2,255
Newell Rubbermaid, Inc.:
5.5% 4/15/13	6,993	6,933
6.25% 4/15/18	3,425	3,416
		12,604
Media - 1.8%
AOL Time Warner, Inc. 6.75% 4/15/11	22,380	22,959
Comcast Corp.:
4.95% 6/15/16	15,874	14,884
5.9% 3/15/16	14,300	14,240
COX Communications, Inc. 6.45% 12/1/36 (b)	21,256	20,454
Gannett Co., Inc. 2.8381% 5/26/09 (e)	15,990	15,573
Liberty Media Corp.:
5.7% 5/15/13	8,500	7,778
8.25% 2/1/30	19,105	17,169
News America Holdings, Inc. 7.75% 12/1/45	6,015	6,462
News America, Inc.:
6.15% 3/1/37	6,365	5,882
6.2% 12/15/34	4,570	4,261
Time Warner Cable, Inc. 5.85% 5/1/17	28,639	27,473
Univision Communications, Inc. 3.875% 10/15/08	9,840	9,705
Viacom, Inc.:
6.125% 10/5/17	9,190	9,015
6.75% 10/5/37	8,475	8,103
		183,958
TOTAL CONSUMER DISCRETIONARY		224,432
CONSUMER STAPLES - 1.5%
Beverages - 0.2%
Diageo Capital PLC:
5.2% 1/30/13	5,710	5,736
5.75% 10/23/17	7,686	7,660
FBG Finance Ltd. 5.125% 6/15/15 (b)	11,020	10,355
		23,751
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 6.302% 6/1/37 (e)	$ 14,340	$ 12,476
Wal-Mart Stores, Inc. 6.2% 4/15/38	11,535	11,334
		23,810
Food Products - 0.5%
General Mills, Inc. 5.2% 3/17/15	10,480	10,392
Kellogg Co. 6.6% 4/1/11	5,672	5,965
Kraft Foods, Inc.:
4.125% 11/12/09	6,360	6,372
6% 2/11/13	9,770	9,908
6.25% 6/1/12	6,081	6,232
6.875% 2/1/38	9,031	8,779
		47,648
Tobacco - 0.6%
Philip Morris International, Inc.:
5.65% 5/16/18	12,502	12,232
6.375% 5/16/38	12,770	12,413
Reynolds American, Inc.:
6.75% 6/15/17	15,115	15,017
7.25% 6/15/37	22,265	21,746
		61,408
TOTAL CONSUMER STAPLES		156,617
ENERGY - 3.1%
Energy Equipment & Services - 0.3%
BJ Services Co. 6% 6/1/18	14,255	14,233
DCP Midstream LLC 6.75% 9/15/37 (b)	7,295	6,906
Transocean, Inc. 6% 3/15/18	5,000	5,048
Weatherford International Ltd. 6% 3/15/18	5,650	5,654
		31,841
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Finance Co. 6.75% 5/1/11	7,335	7,656
Anadarko Petroleum Corp.:
5.95% 9/15/16	6,661	6,712
6.45% 9/15/36	9,885	9,846
Canadian Natural Resources Ltd.:
5.7% 5/15/17	7,170	7,073
5.9% 2/1/18	2,830	2,828
ConocoPhillips 4.4% 5/15/13	50,000	49,343
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Energy Field Services 7.875% 8/16/10	$ 7,580	$ 8,018
EnCana Corp. 4.75% 10/15/13	2,269	2,211
Energy Transfer Partners LP:
6% 7/1/13	9,295	9,351
6.7% 7/1/18	7,880	7,984
Kinder Morgan Energy Partners LP 6.75% 3/15/11	4,315	4,461
Nakilat, Inc. 6.067% 12/31/33 (b)	23,610	20,443
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (b)	5,985	5,362
Nexen, Inc.:
5.875% 3/10/35	10,560	9,509
6.4% 5/15/37	7,730	7,438
Pemex Project Funding Master Trust 3.6756% 12/3/12 (b)(e)	11,870	11,656
Petro-Canada:
6.05% 5/15/18	4,170	4,098
6.8% 5/15/38	10,305	10,077
Suncor Energy, Inc. 6.5% 6/15/38	10,690	10,352
Talisman Energy, Inc. yankee 6.25% 2/1/38	18,970	17,674
TEPPCO Partners LP:
6.65% 4/15/18	11,620	11,777
7.55% 4/15/38	10,010	10,373
Texas Eastern Transmission LP 6% 9/15/17 (b)	22,035	21,267
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	4,050	4,101
Valero Energy Corp. 6.625% 6/15/37	5,740	5,308
XTO Energy, Inc.:
5.9% 8/1/12	6,352	6,483
6.25% 8/1/17	9,995	10,189
		281,590
TOTAL ENERGY		313,431
FINANCIALS - 11.1%
Capital Markets - 2.5%
Bear Stearns Companies, Inc. 6.95% 8/10/12	21,590	22,536
BlackRock, Inc. 6.25% 9/15/17	30,000	30,220
Deutsche Bank AG London 6% 9/1/17	6,678	6,774
Goldman Sachs Group, Inc. 6.75% 10/1/37	8,975	8,421
Janus Capital Group, Inc. 5.875% 9/15/11	2,605	2,558
JPMorgan Chase Capital XVII 5.85% 8/1/35	3,865	3,208
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase Capital XX 6.55% 9/29/36	$ 96,700	$ 83,973
Lazard Group LLC:
6.85% 6/15/17	5,200	4,727
7.125% 5/15/15	16,430	15,318
Lehman Brothers Holdings, Inc.:
6.2% 9/26/14	12,662	12,221
6.875% 5/2/18	11,295	10,961
Merrill Lynch & Co., Inc. 6.875% 4/25/18	9,721	9,529
Morgan Stanley:
3.01% 1/9/14 (e)	40,435	37,015
4.75% 4/1/14	9,200	8,481
		255,942
Commercial Banks - 1.8%
Bank of America NA 6% 10/15/36	8,150	7,685
Bank One Corp. 5.25% 1/30/13	13,775	13,675
BB&T Capital Trust IV 6.82% 6/12/77 (e)	1,220	1,065
Credit Suisse (Guernsey) Ltd. 5.86%	13,520	11,430
Credit Suisse First Boston 6% 2/15/18	17,850	17,401
Export-Import Bank of Korea 5.25% 2/10/14 (b)	7,225	7,033
HBOS PLC 6.75% 5/21/18 (b)	12,189	11,890
HSBC Holdings PLC:
6.5% 5/2/36	11,470	10,918
6.5% 9/15/37	5,010	4,700
KeyCorp Capital Trust VII 5.7% 6/15/35	16,490	12,039
Korea Development Bank 5.75% 9/10/13	14,578	14,700
Standard Chartered Bank 6.4% 9/26/17 (b)	26,980	26,703
SunTrust Bank 7.25% 3/15/18	3,750	3,856
Wachovia Bank NA 5.85% 2/1/37	19,011	16,075
Wachovia Corp. 4.875% 2/15/14	1,791	1,699
Wells Fargo Bank NA:
4.75% 2/9/15	12,250	11,683
5.95% 8/26/36	11,449	10,857
		183,409
Consumer Finance - 0.7%
American Express Co. 8.15% 3/19/38	5,900	6,732
SLM Corp.:
3% 3/15/11 (e)	1,130	995
3.08% 7/26/10 (e)	64,500	57,889
3.15% 10/25/11 (e)	3,925	3,306
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.: - continued
3.22% 1/27/14 (e)	$ 2,240	$ 1,830
4.5% 7/26/10	2,325	2,141
5% 10/1/13	830	700
		73,593
Diversified Financial Services - 0.9%
Deutsche Bank AG London 5.375% 10/12/12	6,162	6,277
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	10,173	10,045
JPMorgan Chase & Co.:
4.875% 3/15/14	10,460	10,113
5.75% 1/2/13	2,935	3,006
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	15,505	15,703
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	13,035	11,290
5.5% 1/15/14 (b)	8,820	8,170
TECO Finance, Inc. 7% 5/1/12	11,415	11,886
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(e)	7,500	6,659
ZFS Finance USA Trust V 6.5% 5/9/67 (b)(e)	13,680	12,047
		95,196
Insurance - 1.5%
American International Group, Inc. 8.175% 5/15/58 (b)(e)	8,485	8,140
Assurant, Inc. 5.625% 2/15/14	8,540	8,045
Axis Capital Holdings Ltd. 5.75% 12/1/14	13,335	12,612
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(e)	22,081	19,744
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (b)	15,840	15,545
10.75% 6/15/88 (b)(e)	8,540	8,455
Lincoln National Corp. 7% 5/17/66 (e)	2,370	2,192
Metropolitan Life Global Funding I:
5.125% 11/9/11 (b)	7,540	7,607
5.125% 4/10/13 (b)	11,934	11,755
Monumental Global Funding II 5.65% 7/14/11 (b)	7,315	7,424
New York Life Global Funding 4.65% 5/9/13 (b)	9,715	9,587
Pacific Life Global Funding 5.15% 4/15/13 (b)	10,050	9,909
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(e)	18,775	18,652
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Symetra Financial Corp. 6.125% 4/1/16 (b)	$ 10,405	$ 9,258
The Chubb Corp. 6.5% 5/15/38	4,535	4,458
		153,383
Real Estate Investment Trusts - 3.0%
AMB Property LP:
5.9% 8/15/13	9,635	9,419
6.3% 6/1/13	9,785	9,766
Brandywine Operating Partnership LP:
5.625% 12/15/10	19,900	19,339
5.75% 4/1/12	6,050	5,693
Camden Property Trust 5.875% 11/30/12	6,435	6,149
Colonial Properties Trust:
4.75% 2/1/10	19,607	18,887
4.8% 4/1/11	2,650	2,507
5.5% 10/1/15	12,730	10,972
6.875% 8/15/12	5,000	4,853
Colonial Realty LP 6.05% 9/1/16	9,420	8,199
Developers Diversified Realty Corp.:
4.625% 8/1/10	975	942
5% 5/3/10	6,840	6,619
5.25% 4/15/11	8,195	7,847
5.375% 10/15/12	5,485	5,097
Duke Realty LP:
5.4% 8/15/14	10,700	9,789
5.5% 3/1/16	10,700	9,682
5.625% 8/15/11	4,860	4,714
5.875% 8/15/12	1,205	1,170
5.95% 2/15/17	2,540	2,376
6.25% 5/15/13	5,180	5,121
6.5% 1/15/18	8,800	8,435
Equity One, Inc.:
6% 9/15/17	6,860	5,954
6.25% 1/15/17	4,535	4,037
Federal Realty Investment Trust:
5.4% 12/1/13	4,880	4,611
6% 7/15/12	3,355	3,314
6.2% 1/15/17	2,580	2,452
Healthcare Realty Trust, Inc. 5.125% 4/1/14	4,130	3,639
HRPT Properties Trust:
5.75% 11/1/15	2,925	2,694
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.65% 1/15/18	$ 6,500	$ 6,106
Liberty Property LP:
5.5% 12/15/16	6,665	5,898
6.375% 8/15/12	4,617	4,524
6.625% 10/1/17	6,640	6,208
Mack-Cali Realty LP:
5.05% 4/15/10	6,290	6,206
7.25% 3/15/09	4,110	4,165
7.75% 2/15/11	1,080	1,120
Reckson Operating Partnership LP:
5.15% 1/15/11	2,790	2,632
6% 3/31/16	2,600	2,188
Simon Property Group LP:
4.6% 6/15/10	8,400	8,285
5.1% 6/15/15	15,660	14,164
5.375% 6/1/11	3,565	3,526
5.45% 3/15/13	8,720	8,544
5.75% 5/1/12	4,015	4,026
7.75% 1/20/11	2,250	2,345
Tanger Properties LP 6.15% 11/15/15	17,300	15,868
UDR, Inc. 5.5% 4/1/14	10,720	9,883
United Dominion Realty Trust, Inc. 5.25% 1/15/15	3,645	3,267
Washington (REIT) 5.95% 6/15/11	10,660	10,215
		303,447
Real Estate Management & Development - 0.4%
ERP Operating LP:
5.375% 8/1/16	2,405	2,219
5.5% 10/1/12	9,240	9,098
5.75% 6/15/17	11,250	10,623
Post Apartment Homes LP 6.3% 6/1/13	11,550	11,009
Regency Centers LP 6.75% 1/15/12	12,435	12,479
		45,428
Thrifts & Mortgage Finance - 0.3%
Capmark Financial Group, Inc. 6.3% 5/10/17	5,570	4,087
Credit Suisse First Boston (New York Branch) 5% 5/15/13	9,731	9,554
Washington Mutual Bank 5.55% 6/16/10	5,000	4,725
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc.:
3.2% 9/17/12 (e)	$ 10,415	$ 9,047
4.625% 4/1/14	8,680	7,118
		34,531
TOTAL FINANCIALS		1,144,929
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
AstraZeneca PLC:
5.9% 9/15/17	16,795	17,182
6.45% 9/15/37	16,771	17,110
		34,292
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.2%
Bombardier, Inc. 6.3% 5/1/14 (b)	18,035	17,674
Airlines - 1.3%
American Airlines, Inc. pass-thru trust certificates:
7.324% 4/15/11	13,531	12,516
7.858% 4/1/13	26,059	25,570
Continental Airlines, Inc. pass-thru trust certificates 6.545% 8/2/20	4,121	3,990
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	14,597	13,229
7.57% 11/18/10	21,770	21,117
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	6,914	6,568
8.36% 7/20/20	21,289	21,342
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 7/2/22	8,634	7,425
6.071% 9/1/14	2,013	2,020
6.602% 9/1/13	3,575	3,539
7.032% 4/1/12	3,090	3,059
7.186% 10/1/12	7,667	7,552
7.811% 4/1/11	4,909	5,646
		133,573
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	12,745	12,027
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.0%
Canadian National Railway Co. 5.85% 11/15/17	$ 4,690	$ 4,725
Canadian Pacific Railway Co. 5.95% 5/15/37	990	835
		5,560
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (e)	6,338	5,782
TOTAL INDUSTRIALS		174,616
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Instruments - 0.1%
Tyco Electronics Group SA:
6.55% 10/1/17	8,770	8,893
7.125% 10/1/37	4,405	4,436
		13,329
Semiconductors & Semiconductor Equipment - 0.3%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	9,825	9,583
6.375% 8/3/15	10,650	10,438
National Semiconductor Corp. 6.15% 6/15/12	7,260	7,232
		27,253
TOTAL INFORMATION TECHNOLOGY		40,582
MATERIALS - 0.2%
Chemicals - 0.2%
Agrium, Inc. 7.125% 5/23/36	8,975	8,844
Dow Chemical Co. 5.7% 5/15/18	5,895	5,798
		14,642
Metals & Mining - 0.0%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	3,460	3,670
TOTAL MATERIALS		18,312
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.:
6.3% 1/15/38	10,189	9,784
6.8% 5/15/36	17,617	17,889
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
BellSouth Capital Funding Corp. 7.875% 2/15/30	$ 12,752	$ 14,066
Deutsche Telekom International Finance BV 5.25% 7/22/13	11,230	11,030
Embarq Corp. 7.082% 6/1/16	17,205	16,731
KT Corp. 5.875% 6/24/14 (b)	7,455	7,473
Sprint Capital Corp.:
6.875% 11/15/28	9,870	7,896
7.625% 1/30/11	7,295	7,058
Telecom Italia Capital SA:
4.95% 9/30/14	11,250	10,358
5.25% 10/1/15	12,725	11,741
7.2% 7/18/36	2,550	2,447
Telefonica Emisiones SAU:
6.221% 7/3/17	11,230	11,443
7.045% 6/20/36	5,850	6,144
Verizon Communications, Inc.:
5.25% 4/15/13	12,085	12,186
6.1% 4/15/18	14,720	15,006
6.4% 2/15/38	10,172	9,937
6.9% 4/15/38	4,170	4,333
		175,522
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. 6% 12/1/16	29,701	24,503
Vodafone Group PLC:
5% 12/16/13	7,380	7,205
5.625% 2/27/17	35,292	34,782
		66,490
TOTAL TELECOMMUNICATION SERVICES		242,012
UTILITIES - 3.9%
Electric Utilities - 2.0%
AmerenUE 6.4% 6/15/17	18,252	18,442
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,490	11,354
Commonwealth Edison Co.:
5.4% 12/15/11	18,283	18,345
5.8% 3/15/18	11,545	11,294
Duke Energy Carolinas LLC 6% 1/15/38	9,739	9,479
EDP Finance BV 6% 2/2/18 (b)	25,358	25,379
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Enel Finance International SA:
6.25% 9/15/17 (b)	$ 12,675	$ 12,944
6.8% 9/15/37 (b)	13,880	14,061
Exelon Corp. 4.9% 6/15/15	27,100	25,121
Illinois Power Co. 6.125% 11/15/17	5,060	4,877
Nevada Power Co. 6.5% 5/15/18	26,280	26,543
Pacific Gas & Electric Co.:
4.8% 3/1/14	2,670	2,618
5.8% 3/1/37	7,180	6,645
Pennsylvania Electric Co. 6.05% 9/1/17	10,455	10,133
PPL Capital Funding, Inc. 6.7% 3/30/67 (e)	15,620	13,422
		210,657
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	6,145	5,901
Independent Power Producers & Energy Traders - 0.6%
Duke Capital LLC 5.668% 8/15/14	13,400	13,108
Exelon Generation Co. LLC 5.35% 1/15/14	23,798	22,907
PPL Energy Supply LLC:
6.2% 5/15/16	11,895	11,606
6.5% 5/1/18	11,365	11,124
TXU Corp. 5.55% 11/15/14	7,555	6,120
		64,865
Multi-Utilities - 1.2%
CMS Energy Corp. 6.55% 7/17/17	13,140	12,662
Dominion Resources, Inc. 7.5% 6/30/66 (e)	12,110	11,280
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	11,895	11,976
National Grid PLC 6.3% 8/1/16	26,485	26,655
NiSource Finance Corp.:
3.2081% 11/23/09 (e)	9,874	9,595
5.4% 7/15/14	2,960	2,748
5.45% 9/15/20	10,810	9,395
6.4% 3/15/18	21,180	20,392
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	20,065	17,448
		122,151
TOTAL UTILITIES		403,574
TOTAL NONCONVERTIBLE BONDS (Cost $2,871,081)		2,752,797
U.S. Government and Government Agency Obligations - 8.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.5%
Freddie Mac 4.5% 7/15/13 (i)	$ 50,000	$ 50,838
U.S. Treasury Inflation Protected Obligations - 6.6%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (i)	149,424	156,419
2.375% 1/15/17 (i)	309,789	332,519
2.375% 1/15/27 (i)	121,736	126,457
2.625% 7/15/17	52,235	57,195
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		672,590
U.S. Treasury Obligations - 1.1%
U.S. Treasury Bonds 4.375% 2/15/38	17,057	16,164
U.S. Treasury Notes 3.5% 2/15/18 (a)	104,611	99,961
TOTAL U.S. TREASURY OBLIGATIONS		116,125
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $812,005)		839,553
U.S. Government Agency - Mortgage Securities - 20.4%

Fannie Mae - 16.3%
3.98% 9/1/33 (e)	10,556	10,557
4.5% 4/1/20 to 4/1/23	23,690	23,132
4.708% 7/1/34 (e)	16,373	16,567
4.748% 1/1/35 (e)	12,016	12,117
4.768% 9/1/35 (e)	11,437	11,549
4.925% 3/1/35 (e)	15,680	15,835
5% 4/1/18 to 3/1/34	120,105	116,966
5% 6/1/38 (c)	34,000	32,831
5% 6/1/38 (c)	79,000	76,284
5% 6/1/38 (c)	168,000	162,224
5% 6/1/38 (c)	188,000	181,536
5.168% 4/1/36 (e)	21,725	22,041
5.5% 2/1/35 to 9/1/36 (i)	123,298	123,012
5.5% 6/1/38 (c)	188,000	186,599
5.5% 6/1/38 (c)	20,000	19,851
5.5% 6/1/38 (c)	200,000	198,510
5.5% 6/1/38 (c)	100,000	99,255
5.5% 6/1/38 (c)	148,000	146,897
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.611% 7/1/37 (e)	$ 3,016	$ 3,075
5.822% 7/1/46 (e)	32,192	32,927
6% 3/1/16 to 7/1/22	1,701	1,749
6% 6/1/38 (c)	9,000	9,128
6.027% 4/1/36 (e)	2,260	2,311
6.164% 4/1/36 (e)	5,891	6,033
6.239% 6/1/36 (e)	896	915
6.309% 4/1/36 (e)	2,187	2,244
6.5% 8/1/23 to 5/1/38	155,990	161,060
TOTAL FANNIE MAE		1,675,205
Freddie Mac - 1.1%
4.3% 2/1/35 (e)	5,306	5,318
4.425% 8/1/35 (e)	21,817	21,769
4.473% 10/1/34 (e)	11,797	11,839
4.55% 4/1/35 (e)	24,452	24,577
4.623% 4/1/35 (e)	8,451	8,503
4.765% 7/1/35 (e)	8,803	8,863
5.005% 1/1/36 (e)	6,803	6,860
5.756% 10/1/35 (e)	1,585	1,612
5.846% 6/1/36 (e)	2,662	2,713
6.02% 7/1/37 (e)	13,457	13,715
6.033% 6/1/36 (e)	2,498	2,548
6.091% 4/1/36 (e)	4,102	4,188
6.105% 6/1/36 (e)	2,447	2,499
TOTAL FREDDIE MAC		115,004
Government National Mortgage Association - 3.0%
5.5% 6/1/38 (c)	20,000	19,959
5.5% 6/1/38 (c)	13,000	12,974
5.5% 6/1/38 (c)	20,000	19,959
5.5% 6/1/38 (c)	4,000	3,999
5.5% 6/1/38 (c)	7,000	6,998
5.5% 6/1/38 (c)	14,000	13,996
5.5% 6/1/38 (c)	14,000	13,996
5.5% 6/1/38 (c)	27,000	26,945
5.5% 6/1/38 (c)	10,000	9,997
5.5% 6/19/38 (c)	10,000	9,997
5.5% 6/19/38 (c)	41,000	40,917
5.5% 6/19/38 (c)	79,000	78,840
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
5.5% 6/19/38 (c)	$ 11,000	$ 10,997
5.5% 7/1/38 (c)	8,000	7,972
5.5% 7/1/38 (c)	19,000	18,933
5.5% 7/1/38 (c)	8,000	7,974
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		304,453
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,109,955)		2,094,662
Asset-Backed Securities - 1.4%

Advanta Business Card Master Trust Series 2007-D1 Class D, 3.8788% 1/22/13 (b)(e)	10,400	5,337
Airspeed Ltd. Series 2007-1A Class C1, 5.0144% 6/15/32 (b)(e)	11,536	9,114
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (b)	5,880	4,295
Capital Auto Receivables Asset Trust:
Series 2006-1 Class D, 7.16% 1/15/13 (b)	4,195	4,228
Series 2006-SN1A Class D, 6.15% 4/20/11 (b)	2,730	2,671
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 4.3925% 8/25/36 (b)(e)	1,449	88
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (b)	2,385	119
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (b)	5,545	4,820
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (b)	5,810	4,905
Series 2006-C Class D, 6.89% 5/15/13 (b)	4,115	3,358
Series 2007-A Class D, 7.05% 12/15/13 (b)	2,335	1,885
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (b)	5,318	5,143
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (b)(e)	1,074	322
Merna Reinsurance Ltd. Series 2007-1 Class B, 4.4463% 6/30/12 (b)(e)	17,200	16,325
Securitized Asset Backed Receivables LLC Trust Series 2007-BR1 Class A2A, 2.5025% 2/25/37 (e)	3,724	3,422
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 4.8925% 3/25/36 (b)(e)	4,513	155
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 2.4825% 6/25/37 (e)	3,415	3,055
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.9644% 3/15/11 (b)(e)	$ 15,495	$ 15,380
Wachovia Auto Loan Owner Trust Series 2006-2A:
Class A4, 5.23% 3/20/12 (b)	50,000	49,974
Class E, 7.05% 5/20/14 (b)	6,660	4,495
WaMu Asset-Backed Certificates Series 2006-HE5 Class B2, 4.8925% 10/25/36 (b)(e)	6,417	356
TOTAL ASSET-BACKED SECURITIES (Cost $166,195)		139,447
Collateralized Mortgage Obligations - 3.8%

Private Sponsor - 1.6%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6985% 4/10/49 (e)	1,775	1,359
Class C, 5.6985% 4/10/49 (e)	4,735	3,512
Class D, 5.6985% 4/10/49 (e)	2,370	1,658
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.4% 11/25/33 (e)	4,183	4,071
Series 2004-A Class 2A1, 3.5442% 2/25/34 (e)	2,617	2,522
Series 2004-D Class 2A1, 3.6168% 5/25/34 (e)	1,341	1,306
Series 2005-H:
Class 1A1, 4.9195% 9/25/35 (e)	1,374	1,305
Class 2A2, 4.8052% 9/25/35 (e)	1,562	1,452
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (e)(f)	74,466	6,553
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3547% 2/25/37 (e)	2,646	2,603
Class 5A1, 4.1696% 2/25/37 (e)	7,312	7,116
Series 2007-A2:
Class 2A1, 4.2369% 7/25/37 (e)	3,920	3,803
Class 3A1, 4.5607% 7/25/37 (e)	7,361	7,238
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6228% 11/25/34 (e)	3,889	3,779
JPMorgan Mortgage Trust Series 2007-A1 Class 3A2, 5.0065% 7/25/35 (e)	4,126	4,045
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 3.2159% 6/15/22 (b)(e)	8,932	7,592
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.8348% 10/25/35 (e)	7,223	7,117
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B6, 5.44% 7/10/35 (b)(e)	$ 4,166	$ 3,347
Series 2003-CB1:
Class B4, 4.24% 6/10/35 (b)(e)	3,964	3,233
Class B5, 4.84% 6/10/35 (b)(e)	2,705	2,174
Class B6, 5.34% 6/10/35 (b)(e)	1,606	1,264
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 4.8925% 12/25/36 (b)(e)	4,593	275
WaMu Mortgage pass-thru certificates:
Series 2004-AR7 Class A6, 3.9414% 7/25/34 (e)	2,108	2,084
Series 2005-AR14 Class 1A1, 5.0557% 12/25/35 (e)	14,814	14,605
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 3.9885% 12/25/34 (e)	13,222	12,999
Series 2004-V Class 1A2, 3.8333% 10/25/34 (e)	6,333	5,843
Series 2005-AR12 Class 2A6, 4.336% 7/25/35 (e)	5,792	5,495
Series 2005-AR3 Class 2A1, 4.2062% 3/25/35 (e)	2,263	2,190
Series 2006-AR8 Class 3A1, 5.2379% 4/25/36 (e)	50,821	49,919
TOTAL PRIVATE SPONSOR		170,459
U.S. Government Agency - 2.2%
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2630 Class KS, 4% 1/15/17 (i)	22,130	21,826
Series 3079 Class MB, 5% 10/15/28	30,807	30,904
Series 3082 Class PG, 5% 10/15/29	50,300	50,365
Series 3118 Class QB, 5% 2/15/29	33,731	33,743
Series 3258 Class PM, 5.5% 12/15/36	86,689	87,395
TOTAL U.S. GOVERNMENT AGENCY		224,233
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $405,301)		394,692
Commercial Mortgage Securities - 1.4%

Bayview Commercial Asset Trust floater:
Series 2007-2A:
Class A1, 2.6625% 7/25/37 (b)(e)	2,282	1,712
Class A2, 2.7125% 7/25/37 (b)(e)	2,138	1,518
Class B1, 3.9925% 7/25/37 (b)(e)	632	297
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-2A:
Class B2, 4.6425% 7/25/37 (b)(e)	$ 550	$ 247
Class B3, 5.7425% 7/25/37 (b)(e)	617	277
Class M1, 2.7625% 7/25/37 (b)(e)	717	445
Class M2, 2.8025% 7/25/37 (b)(e)	363	214
Class M3, 2.8825% 7/25/37 (b)(e)	368	199
Class M4, 3.0425% 7/25/37 (b)(e)	787	457
Class M5, 3.1425% 7/25/37 (b)(e)	694	382
Class M6, 3.3925% 7/25/37 (b)(e)	885	460
Series 2007-3:
Class B1, 3.3425% 7/25/37 (b)(e)	583	334
Class B2, 3.9925% 7/25/37 (b)(e)	1,526	839
Class B3, 6.3925% 7/25/37 (b)(e)	780	437
Class M1, 2.7025% 7/25/37 (b)(e)	506	345
Class M2, 2.7325% 7/25/37 (b)(e)	540	355
Class M3, 2.7625% 7/25/37 (b)(e)	883	553
Class M4, 2.8925% 7/25/37 (b)(e)	1,393	836
Class M5, 2.9925% 7/25/37 (b)(e)	694	426
Class M6, 3.1925% 7/25/37 (b)(e)	527	309
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T28 Class A1, 5.422% 9/11/42	5,709	5,710
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (b)	9,742	8,510
Citigroup Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.8886% 12/10/49 (e)	15,000	14,717
Series 2007-FL3A Class A2, 2.6544% 4/15/22 (b)(e)	8,398	7,558
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.8374% 1/15/37 (b)(e)(f)	136,665	3,083
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	7,770	7,733
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.8333% 12/10/41 (e)(f)	14,127	213
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class D, 3.0938% 3/1/20 (b)(e)	9,955	8,960
Class H, 3.3738% 3/1/20 (b)(e)	960	848
Class J, 3.5738% 3/1/20 (b)(e)	1,375	1,217
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2006-LDP9 Class A2, 5.134% 5/15/47 (e)	18,365	17,329
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9345% 7/15/44 (e)	18,248	18,199
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust Series 2007-7 Class B, 5.75% 6/25/50	$ 2,790	$ 2,080
Morgan Stanley Capital I Trust sequential payer Series 2007-HQ11 Class A31, 5.439% 2/20/44 (e)	17,270	16,829
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2007-C31:
Class A1, 5.14% 4/15/47	3,897	3,894
Class A4, 5.509% 4/15/47	5,752	5,535
Series 2007-C31 Class C, 5.8818% 4/15/47 (e)	8,950	6,605
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $154,239)		139,662
Municipal Securities - 0.5%

California Gen. Oblig. 5% 9/1/35	27,300	27,316
Chicago Board of Ed. Series A, 5.5% 12/1/30 (AMBAC Insured)	5,000	5,589
Connecticut Gen. Oblig. Series B, 5% 5/1/15	4,550	4,992
Minnesota Gen. Oblig. 5% 6/1/15	4,550	5,023
Montgomery County Gen. Oblig. (Consolidated Pub. Impt. Proj.) Series A, 5% 5/1/13	3,645	3,958
North Carolina Gen. Oblig. Series A, 5.5% 3/1/13	6,800	7,543
TOTAL MUNICIPAL SECURITIES (Cost $56,339)		54,421
Foreign Government and Government Agency Obligations - 0.1%

Israeli State 4.625% 6/15/13 (Cost $6,668)	6,725	6,772
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13	1,575	1,554
6.875% 3/15/12	1,630	1,717
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,182)		3,271
Fixed-Income Funds - 48.3%
	Shares	Value (000s)
Fidelity 1-3 Year Duration Securitized Bond Central Fund (h)	3,766,671	$ 323,971
Fidelity 2-5 Year Duration Securitized Bond Central Fund (h)	8,941,911	824,087
Fidelity Corporate Bond 1-5 Year Central Fund (h)	4,588,912	452,100
Fidelity Mortgage Backed Securities Central Fund (h)	22,624,379	2,229,633
Fidelity Specialized High Income Central Fund (h)	2,072,487	198,855
Fidelity Ultra-Short Central Fund (h)	11,251,473	930,047
TOTAL FIXED-INCOME FUNDS (Cost $5,320,533)		4,958,693
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (e) (Cost $15,235)	15,235	13,879
Cash Equivalents - 5.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
2.33%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) #	426,882	426,799
2.35%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) # (g)	102,460	102,440
TOTAL CASH EQUIVALENTS (Cost $529,239)		529,239
TOTAL INVESTMENT PORTFOLIO - 116.1% (Cost $12,449,972)		11,927,088
NET OTHER ASSETS - (16.1)%		(1,655,780)
NET ASSETS - 100%		$ 10,271,308
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	$ 2,497	(1,588)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34	Oct. 2034	1,077	(591)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.395% 11/25/34	Dec. 2034	1,431	(783)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 6.395% 8/25/34	Sept. 2034	868	(477)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	1,278	(612)
Receive from Bank of America upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	June 2009	7,095	47
Receive from Barclays Bank upon credit event of CVS Caremark Corp., par value of the notional amount of CVS Caremark Corp. 4.875% 9/15/14, and pay quarterly notional amount multiplied by .56%	March 2013	16,900	3
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Barclays Bank upon credit event of Ryder Systems, Inc., par value of the notional amount of Ryder Systems, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by .91%	June 2013	$ 13,600	$ (66)
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	3,800	1
Receive from Citibank upon credit event of Capital One Financial Corp., par value of the notional amount of Capital One Financial Corp. 6.25% 11/1/13, and pay quarterly notional amount multiplied by 2.35%	June 2013	6,300	34
Receive from Citibank upon credit event of Capital One Financial Corp., par value of the notional amount of Capital One Financial Corp. 6.25% 11/15/13, and pay quarterly notional amount multiplied by 2.15%	June 2013	4,200	55
Receive from Citibank upon credit event of Caterpillar Financial Services Corp., par value of the notional amount of Caterpillar Financial Services Corp. 5.5% 3/15/16, and pay quarterly notional amount multiplied by .65%	March 2013	10,200	(78)
Receive from Citibank upon credit event of John Deere Capital Corp., par value of the notional amount of John Deere Capital Corp. 6% 2/15/09, and pay quarterly notional amount multiplied by .642%	March 2013	16,900	(172)
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15 and pay quarterly notional amount multiplied by 1.38%	March 2013	13,400	178
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	6,900	229
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by 1.43%	March 2013	$ 6,700	$ 75
Receive from Credit Suisse First Boston upon credit event of Capital One Financial Corp., par value of the notional amount of Capital One Financial Corp. 6.25% 11/15/13, and pay quarterly notional amount multiplied by 2.3%	June 2013	4,200	29
Receive from Credit Suisse First Boston upon credit event of Citigroup, Inc., par value of the notional amount of Citigroup, Inc. 6.5% 1/18/11, and pay quarterly notional amount mutliplied by .96%	June 2013	13,600	106
Receive from Credit Suisse First Boston upon credit event of Citigroup, Inc., par value of the notional amount of Citigroup, Inc. 6.5% 1/18/11, and pay quarterly notional multiplied by 1.37%	June 2013	10,200	(119)
Receive from Credit Suisse First Boston upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 11/15/15, and pay quarterly notional amount multiplied by 1.5%	March 2013	10,100	82
Receive from Deutsche Bank upon credit event of Aetna, Inc., par value of the notional amount of Aetna, Inc. 6.625% 6/15/36, and pay quarterly notional amount multiplied by .33%	Sept. 2017	17,250	246
Receive from Deutsche Bank upon credit event of AMBAC Assurance Corp., par value of the notional amount of AMBAC Assurance Corp. 5.90% 2/22/21, and pay quarterly notional amount multiplied by 4.15%	March 2013	16,800	2,760
Receive from Deutsche Bank upon credit event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	10,650	436
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Deutsche Bank upon credit event of Citigroup, Inc., par value of the notional amount of Citigroup, Inc. 6.5% 1/18/11, and pay quarterly notional amount multiplied by 1.32%	June 2013	$ 13,600	$ (128)
Receive from Deutsche Bank upon credit event of Citigroup, Inc., par value of the notional amount of Citigroup, Inc. 6.5% 1/18/11, and pay quarterly notional amount multiplied by 1.43%	June 2013	10,200	(150)
Receive from Deutsche Bank upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	June 2009	8,895	55
Receive from Deutsche Bank upon credit event of Household Finance Corp., par value of the notional amount of Household Finance Corp. 7% 5/15/12, and pay quarterly notional amount multiplied by ..35%	Dec. 2012	20,000	835
Receive from Deutsche Bank upon credit event of Southwest Airlines Co., par value of the notional amount of Southwest Airlines Co. 5.25% 10/1/14, and pay quarterly notional amount multiplied by 1.4%	June 2013	13,600	77
Receive from Deutsche Bank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by 1.19%	Sept. 2012	9,800	713
Receive from Goldman Sachs upon credit event of AMBAC Assurance Corp., par value of the notional amount of AMBAC Assurance Corp. 9.375% 8/1/11, and pay quarterly notional amount multiplied by 3.8%	March 2013	6,700	1,154
Receive from Goldman Sachs upon credit event of CSX Corp., par value of notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	5,586	(71)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	$ 5,586	$ (71)
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.19%	March 2018	4,929	(37)
Receive from Goldman Sachs upon credit event of Dow Chemical Co., par value of the notional amount of Dow Chemical Co. 6% 10/1/12, and pay quarterly notional amount multiplied by .55%	Sept. 2017	13,700	35
Receive from Goldman Sachs upon credit event of Johnson & Johnson, par value of the notional amount of Johnson & Johnson 3.8% 5/15/13, and pay quarterly notional amount multiplied by .33%	March 2013	16,800	(131)
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	5,100	(128)
Receive from Lehman Brothers, Inc. upon credit event of Capital One Financial Corp., par value of the notional amount of Capital One Financial Corp. 6.25% 11/15/13, and pay quarterly notional amount multiplied by 2.27%	June 2013	4,200	35
Receive from Lehman Brothers, Inc. upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount miltiplied by 1.03%	March 2013	5,100	(119)
Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	7,660	(214)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%

	Sept. 2013	$ 5,085	$ (251)
Receive from Morgan Stanley, Inc. upon credit event of Caterpillar Financial Services Corp., par value of Caterpillar Financial Services Corp. 4.625% 6/1/15, and pay quarterly notional amount multiplied by .65%	March 2013	6,800	(52)
Receive from Morgan Stanley, Inc. upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .65%	March 2013	5,600	(79)
Receive from Morgan Stanley, Inc. upon credit event of iStar Financial, Inc., par value of iStar Financial, Inc. 6% 12/15/10, and pay quarterly notional amount multiplied by 4.4%	March 2013	13,500	(77)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (d)	Sept. 2037	18,700	(12,504)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)	Sept. 2037	9,200	(6,123)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)	August 2037	25,000	(17,052)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)	Sept. 2037	5,600	(3,714)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)

	Sept. 2037	$ 8,400	$ (5,664)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)	Sept. 2037	22,000	(14,888)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)	August 2037	10,200	(6,454)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (d)	Sept. 2037	16,700	(11,223)
Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 9/25/34	Sept. 2034	9,300	(6,970)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	3,200	(1,669)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	856	(321)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35

	June 2035	$ 3,200	$ (1,882)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	2,971	(1,151)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,971	(875)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,730	(1,751)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,971	(1,903)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	262	(224)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	375	(181)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34

	Feb. 2034	$ 114	$ (96)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	10,445	(7,337)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	2,208	(1,523)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	4,750	(2,970)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	2,971	(1,766)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	4,750	(4,011)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36	Oct. 2036	4,750	(4,105)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .31% and pay Deutsche Bank upon credit event of Altria Group, Inc., par value of the notional amount of Altria Group 7% 11/4/13	June 2008	$ 61,000	$ 38
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	11,200	(5)
Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12	June 2012	10,500	(186)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	10,505	(162)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12	March 2013	13,500	1,248
		$ 659,716	$ (114,233)
Legend
(a) Security or a portion of the security is on loan at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $600,789,000 or 5.8% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Includes investment made with cash collateral received from securities on loan.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(i) Security or a portion of security has been segregated as collateral for open swaps agreements. At the period end, the value of securities pledged amounted to $133,567,000.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$426,799,000 due 6/02/08 at 2.33%
BNP Paribas Securities Corp.	$ 61,120
Banc of America Securities LLC	54,951
Bank of America, NA	151,615
Barclays Capital, Inc.	14,991
Greenwich Capital Markets, Inc.	9,476
ING Financial Markets LLC	34,390
J.P. Morgan Securities, Inc.	18,952
Societe Generale, New York Branch	78,461
WestLB AG	2,843
$ 426,799
$102,440,000 due 6/02/08 at 2.35%
Barclays Capital, Inc.	$ 102,043
Credit Suisse Securities (USA) LLC	397
$ 102,440
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 17,892
Fidelity 2-5 Year Duration Securitized Bond Central Fund	38,674
Fidelity Corporate Bond 1-5 Year Central Fund	19,593
Fidelity Mortgage Backed Securities Central Fund	89,588
Fidelity Specialized High Income Central Fund	9,111
Fidelity Ultra-Short Central Fund	51,628
Total	$ 226,486
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 684,797	$ 17,892	$ 333,205	$ 323,971	18.2%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	1,079,607	38,674	244,261	824,087	23.1%
Fidelity Corporate Bond 1-5 Year Central Fund	633,792	19,593	199,771	452,100	69.1%
Fidelity Mortgage Backed Securities Central Fund	2,282,321	89,588	150,150	2,229,633	23.5%
Fidelity Specialized High Income Central Fund	153,954	46,943	-	198,855	47.5%
Fidelity Ultra-Short Central Fund	2,327,141	317,546	1,522,394	930,047	19.4%
Total	$ 7,161,612	$ 530,236	$ 2,449,781	$ 4,958,693
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $12,445,259,000. Net unrealized depreciation aggregated $518,171,000, of which $59,553,000 related to appreciated investment securities and $577,724,000 related to depreciated investment securities.0

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at dispostion may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current trading activity, interest rates, credit quality and default rates. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Short-Term Bond Fund

May 31, 2008

1.804842.104

STP-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.6%
DaimlerChrysler NA Holding Corp.:
3.2975% 3/13/09 (g)	$ 11,200	$ 11,153
5.75% 8/10/09	29,260	29,675
		40,828
Household Durables - 0.3%
Whirlpool Corp. 6.125% 6/15/11	20,500	20,818
Media - 1.4%
AOL Time Warner, Inc. 6.75% 4/15/11	10,000	10,259
Continental Cablevision, Inc. 9% 9/1/08	30,400	30,620
COX Communications, Inc.:
3.875% 10/1/08	14,785	14,760
6.4% 8/1/08	3,170	3,182
Liberty Media Corp.:
7.75% 7/15/09	3,900	3,959
7.875% 7/15/09	5,000	5,083
Time Warner Entertainment Co. LP 7.25% 9/1/08	12,764	12,823
Univision Communications, Inc. 3.875% 10/15/08	10,110	9,971
Viacom, Inc. 5.75% 4/30/11	4,045	4,064
		94,721
TOTAL CONSUMER DISCRETIONARY		156,367
CONSUMER STAPLES - 0.6%
Food Products - 0.6%
H.J. Heinz Co. 6.428% 12/1/08 (c)(g)	13,190	13,334
Kraft Foods, Inc.:
4% 10/1/08	7,770	7,770
4.125% 11/12/09	3,220	3,226
5.625% 8/11/10	14,495	14,709
		39,039
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	7,435	7,442
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (c)	11,093	11,164
Duke Capital LLC:
4.37% 3/1/09	9,565	9,553
7.5% 10/1/09	13,390	13,725
Enterprise Products Operating LP 4.625% 10/15/09	11,730	11,718
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan Energy Partners LP 6.3% 2/1/09	$ 8,455	$ 8,562
Pemex Project Funding Master Trust:
6.125% 8/15/08	551	552
9.125% 10/13/10	10,000	11,125
Petroleum Export Ltd.:
4.623% 6/15/10 (c)	2,888	2,881
4.633% 6/15/10 (c)	1,735	1,731
		78,453
FINANCIALS - 6.5%
Capital Markets - 2.0%
American Capital Strategies Ltd. 6.85% 8/1/12	13,960	13,086
Bear Stearns Companies, Inc.:
3.25% 3/25/09	8,450	8,336
5.85% 7/19/10	26,335	26,680
Credit Suisse USA, Inc. 2.7775% 6/5/09 (g)	15,555	15,452
Goldman Sachs Group, Inc.:
5.45% 11/1/12	3,015	3,032
6.875% 1/15/11	2,115	2,218
Janus Capital Group, Inc. 5.875% 9/15/11	4,828	4,740
Lehman Brothers Holdings E-Capital Trust I 3.4988% 8/19/65 (g)	6,380	5,288
Lehman Brothers Holdings, Inc.:
4.25% 1/27/10	16,165	15,815
5.625% 1/24/13	3,995	3,801
Morgan Stanley:
4% 1/15/10	5,275	5,203
5.05% 1/21/11	18,700	18,273
6.75% 4/15/11	13,270	13,573
		135,497
Commercial Banks - 1.3%
Bank of America NA 3.3156% 5/12/10 (g)	12,250	12,220
Bank One Corp. 7.875% 8/1/10	6,883	7,341
Chase Manhattan Corp. 7.875% 6/15/10	10,588	11,160
HSBC Holdings PLC 7.5% 7/15/09	6,165	6,351
Korea Development Bank:
3.875% 3/2/09	12,600	12,536
4.75% 7/20/09	5,500	5,532
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
National Australia Bank Ltd. 8.6% 5/19/10	$ 6,800	$ 7,268
Wells Fargo & Co. 3.98% 10/29/10	27,960	27,712
		90,120
Consumer Finance - 0.6%
Household Finance Corp.:
4.125% 11/16/09	2,225	2,214
4.75% 5/15/09	8,978	9,025
MBNA Capital I 8.278% 12/1/26	4,885	4,853
Nelnet, Inc.:
5.125% 6/1/10	2,885	2,619
7.4% 9/29/36 (g)	15,075	9,750
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (c)	10,620	10,603
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (c)	4,059	4,197
		43,261
Diversified Financial Services - 1.0%
Bank of America Corp.:
7.4% 1/15/11	485	511
7.8% 2/15/10	2,910	3,062
Deutsche Bank AG London 5% 10/12/10	24,295	24,705
Iberbond 2004 PLC 4.826% 12/24/17 (k)	9,611	7,689
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (g)	1,425	1,371
ILFC E-Capital Trust I 5.9% 12/21/65 (c)(g)	8,150	6,917
International Lease Finance Corp.:
5.625% 9/15/10	11,500	11,452
5.75% 6/15/11	8,435	8,331
		64,038
Insurance - 0.2%
Genworth Financial, Inc. 5.231% 5/16/09	10,160	10,191
Real Estate Investment Trusts - 1.3%
Arden Realty LP 8.5% 11/15/10	7,855	8,533
Brandywine Operating Partnership LP:
4.5% 11/1/09	13,390	12,982
5.625% 12/15/10	13,110	12,740
Camden Property Trust 4.375% 1/15/10	5,440	5,306
Colonial Properties Trust 4.75% 2/1/10	5,185	4,995
Developers Diversified Realty Corp.:
3.875% 1/30/09	13,995	13,819
5% 5/3/10	4,910	4,752
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
5.25% 1/15/10	$ 3,215	$ 3,189
5.625% 8/15/11	4,580	4,442
6.95% 3/15/11	3,815	3,885
Federal Realty Investment Trust 8.75% 12/1/09	3,785	3,981
Mack-Cali Realty LP 7.25% 3/15/09	2,580	2,615
Simon Property Group LP 4.6% 6/15/10	8,660	8,542
		89,781
Thrifts & Mortgage Finance - 0.1%
Independence Community Bank Corp.:
3.5% 6/20/13 (g)	4,540	3,640
3.75% 4/1/14 (g)	4,000	3,193
		6,833
TOTAL FINANCIALS		439,721
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
UnitedHealth Group, Inc.:
3.75% 2/10/09	11,900	11,795
4.125% 8/15/09	3,525	3,503
5.125% 11/15/10	8,357	8,289
		23,587
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (c)	14,430	14,608
Air Freight & Logistics - 0.3%
FedEx Corp. 5.5% 8/15/09	18,575	18,734
Airlines - 0.6%
America West Airlines pass thru certificates 7.33% 7/2/08	2,165	2,165
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	589	586
6.978% 10/1/12	244	241
Continental Airlines, Inc. pass-thru trust certificates:
6.32% 11/1/08	15,400	15,285
7.056% 3/15/11	4,110	4,059
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	8,415	8,163
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	$ 1,809	$ 1,816
6.201% 3/1/10	1,500	1,470
6.602% 9/1/13	3,700	3,663
7.186% 10/1/12	4,484	4,417
		41,865
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co.:
3.75% 4/1/09	6,060	5,998
5.625% 1/15/12	16,805	16,585
		22,583
Industrial Conglomerates - 0.3%
Covidien International Finance SA 5.15% 10/15/10 (c)	14,600	14,741
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (c)	5,030	5,110
		19,851
TOTAL INDUSTRIALS		117,641
MATERIALS - 0.2%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (c)	4,365	4,452
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	6,130	6,112
TOTAL MATERIALS		10,564
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.1%
Ameritech Capital Funding Corp. 6.25% 5/18/09	7,715	7,834
BellSouth Corp. 4.2% 9/15/09	7,115	7,131
British Telecommunications PLC 8.625% 12/15/10	5,605	6,074
Deutsche Telekom International Finance BV 5.375% 3/23/11	20,000	20,139
Telecom Italia Capital SA:
4% 11/15/08	16,130	16,076
4% 1/15/10	15,080	14,857
Telefonica Emisiones SAU 5.984% 6/20/11	21,000	21,250
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonos de Mexico SA de CV:
4.5% 11/19/08	$ 17,815	$ 17,823
4.75% 1/27/10	10,110	10,160
Verizon Global Funding Corp. 7.25% 12/1/10	11,370	12,166
Verizon New England, Inc. 6.5% 9/15/11	7,775	8,027
		141,537
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV 4.125% 3/1/09	17,610	17,612
Vodafone Group PLC:
5.5% 6/15/11	20,000	20,164
7.75% 2/15/10	4,810	5,037
		42,813
TOTAL TELECOMMUNICATION SERVICES		184,350
UTILITIES - 1.7%
Electric Utilities - 0.8%
Commonwealth Edison Co. 5.4% 12/15/11	5,225	5,243
Entergy Corp. 7.75% 12/15/09 (c)	12,000	12,478
Exelon Corp. 4.45% 6/15/10	14,150	14,039
Pepco Holdings, Inc. 4% 5/15/10	4,570	4,489
Progress Energy, Inc. 7.1% 3/1/11	9,628	10,151
Virginia Electric & Power Co. 4.1% 12/15/38	7,250	7,237
		53,637
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc. 6.125% 9/1/09	21,680	22,031
PSEG Power LLC 3.75% 4/1/09	7,625	7,612
		29,643
Multi-Utilities - 0.5%
Dominion Resources, Inc. 6.3% 9/30/66 (g)	8,805	8,098
DTE Energy Co. 7.05% 6/1/11	8,462	8,819
KeySpan Corp. 7.625% 11/15/10	4,040	4,324
NiSource Finance Corp. 7.875% 11/15/10	3,925	4,081
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NSTAR 8% 2/15/10	$ 3,625	$ 3,854
Sempra Energy 4.75% 5/15/09	4,475	4,495
		33,671
TOTAL UTILITIES		116,951
TOTAL NONCONVERTIBLE BONDS (Cost $1,176,138)		1,166,673
U.S. Government and Government Agency Obligations - 31.4%

U.S. Government Agency Obligations - 15.3%
Fannie Mae:
2.5% 4/9/10	128,000	126,600
4% 9/2/08 (f)	73,170	73,458
4.75% 3/12/10 (b)(e)	346,221	356,196
Freddie Mac:
4.875% 2/9/10 (b)(f)	133,725	137,568
5% 6/11/09 (b)	176,611	180,579
5.125% 4/18/11 (b)(f)	156,000	162,557
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,036,958
U.S. Treasury Obligations - 16.1%
U.S. Treasury Notes:
1.75% 3/31/10 (b)	50,000	49,246
2.125% 1/31/10 (b)(f)	125,000	124,141
2.125% 4/30/10 (d)	142,749	141,414
2.625% 5/31/10	122,700	122,662
4.625% 8/31/11	31,297	32,769
4.75% 3/31/11 (b)(f)	102,294	107,481
4.875% 8/15/09 (b)	72,171	74,314
4.875% 4/30/11 (b)	256,090	270,235
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.875% 5/31/11	$ 126,585	$ 133,577
4.875% 7/31/11	31,930	33,674
TOTAL U.S. TREASURY OBLIGATIONS		1,089,513
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,115,347)		2,126,471
U.S. Government Agency - Mortgage Securities - 10.8%

Fannie Mae - 8.0%
3.697% 10/1/33 (g)	489	493
3.742% 10/1/33 (g)	412	412
3.75% 1/1/34 (g)	411	415
3.811% 10/1/33 (g)	6,696	6,743
3.839% 10/1/33 (g)	10,835	10,993
3.876% 6/1/33 (g)	1,618	1,609
3.886% 6/1/33 (g)	324	325
3.978% 10/1/18 (g)	321	324
4.011% 5/1/33 (g)	114	114
4.166% 1/1/35 (g)	1,182	1,185
4.25% 1/1/34 (g)	583	589
4.25% 2/1/34 (g)	512	517
4.25% 2/1/35 (g)	502	504
4.259% 10/1/33 (g)	223	225
4.279% 1/1/34 (g)	3,467	3,505
4.281% 11/1/34 (g)	4,488	4,502
4.288% 1/1/34 (g)	583	588
4.29% 3/1/33 (g)	224	225
4.293% 2/1/35 (g)	4,618	4,635
4.301% 3/1/33 (g)	283	284
4.31% 5/1/35 (g)	335	337
4.333% 1/1/35 (g)	657	660
4.339% 3/1/35 (g)	2,396	2,407
4.366% 2/1/34 (g)	1,106	1,117
4.385% 7/1/33 (g)	3,856	3,879
4.388% 2/1/35 (g)	1,067	1,073
4.39% 2/1/35 (g)	5,200	5,225
4.407% 10/1/34 (g)	2,844	2,856
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.42% 8/1/33 (g)	$ 659	$ 657
4.429% 3/1/35 (g)	774	778
4.468% 7/1/35 (g)	1,003	1,011
4.494% 1/1/35 (g)	491	490
4.5% 12/1/18	25,584	25,147
4.524% 8/1/35 (g)	907	907
4.529% 7/1/35 (g)	1,516	1,529
4.558% 11/1/34 (g)	270	272
4.56% 5/1/35 (g)	11,810	11,900
4.564% 2/1/35 (g)	2,293	2,309
4.576% 6/1/33 (g)	1,366	1,377
4.594% 2/1/35 (g)	1,958	1,951
4.598% 10/1/35 (g)	181	183
4.601% 2/1/35 (g)	255	257
4.631% 9/1/35 (g)	3,447	3,484
4.632% 4/1/33 (g)	72	72
4.638% 4/1/35 (g)	160	161
4.656% 6/1/35 (g)	1,290	1,297
4.694% 10/1/34 (g)	3,007	3,025
4.697% 12/1/34 (g)	202	204
4.7% 8/1/35 (g)	4,150	4,197
4.732% 7/1/35 (g)	3,377	3,403
4.75% 5/1/35 (g)	1,692	1,703
4.752% 3/1/35 (g)	2,330	2,348
4.763% 10/1/35 (g)	3,522	3,556
4.765% 9/1/34 (g)	8,488	8,547
4.769% 6/1/33 (g)	176	177
4.771% 12/1/34 (g)	517	521
4.775% 1/1/35 (g)	4,437	4,473
4.782% 1/1/35 (g)	2,986	3,010
4.783% 10/1/35 (g)	1,890	1,927
4.785% 3/1/35 (g)	2,966	2,990
4.787% 8/1/35 (g)	1,945	1,965
4.789% 2/1/35 (g)	2,055	2,073
4.796% 9/1/34 (g)	1,712	1,724
4.796% 9/1/34 (g)	1,198	1,206
4.797% 11/1/34 (g)	1,387	1,398
4.802% 10/1/35 (g)	1,331	1,340
4.832% 1/1/35 (g)	9,848	9,929
4.853% 9/1/34 (g)	146	148
4.864% 8/1/34 (g)	1,446	1,461
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.885% 7/1/35 (g)	$ 7,899	$ 7,981
4.886% 10/1/35 (g)	1,425	1,436
4.89% 7/1/34 (g)	2,412	2,445
4.897% 2/1/35 (g)	4,992	5,036
4.911% 10/1/34 (g)	2,975	2,978
4.943% 8/1/34 (g)	5,140	5,211
4.964% 11/1/35 (g)	35,199	35,884
4.996% 9/1/34 (g)	6,584	6,642
5% 3/1/18 to 10/1/18	9,872	9,909
5.015% 6/1/35 (g)	3,089	3,095
5.025% 7/1/34 (g)	229	231
5.052% 7/1/35 (g)	9,084	9,196
5.055% 8/1/34 (g)	313	314
5.065% 5/1/35 (g)	315	318
5.083% 1/1/34 (g)	308	308
5.088% 9/1/34 (g)	551	558
5.114% 1/1/36 (g)	3,591	3,644
5.131% 5/1/35 (g)	1,773	1,794
5.135% 3/1/35 (g)	223	226
5.148% 9/1/36 (g)	16,194	16,415
5.154% 9/1/35 (g)	20,655	20,936
5.155% 9/1/35 (g)	12,144	12,309
5.163% 8/1/33 (g)	556	558
5.24% 6/1/35 (g)	1,694	1,710
5.275% 3/1/35 (g)	307	310
5.282% 2/1/36 (g)	18,737	19,008
5.296% 2/1/36 (g)	2,577	2,619
5.297% 2/1/36 (g)	7,249	7,369
5.302% 7/1/35 (g)	181	183
5.303% 12/1/34 (g)	621	627
5.324% 2/1/36 (g)	821	831
5.395% 11/1/35 (g)	3,308	3,359
5.464% 4/1/36 (g)	26,258	26,710
5.497% 5/1/36 (g)	3,278	3,330
5.5% 3/1/13 to 1/1/20	41,495	42,218
5.524% 11/1/36 (g)	4,321	4,400
5.554% 5/1/36 (g)	9,499	9,686
5.585% 3/1/35 (g)	113	114
5.674% 5/1/36 (g)	1,733	1,761
5.764% 1/1/36 (g)	4,417	4,503
5.798% 3/1/36 (g)	2,179	2,224
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.934% 4/1/36 (g)	$ 4,141	$ 4,236
5.978% 2/1/35 (g)	114	116
6.044% 1/1/35 (g)	423	428
6.05% 3/1/33 (g)	243	246
6.05% 4/1/36 (g)	1,316	1,347
6.062% 9/1/36 (g)	3,316	3,400
6.152% 4/1/36 (g)	2,811	2,877
6.236% 2/1/35 (g)	285	287
6.239% 6/1/36 (g)	674	688
6.244% 2/1/35 (g)	1,720	1,725
6.277% 2/1/33 (g)	451	452
6.304% 2/1/35 (g)	116	116
6.5% 11/1/11 to 3/1/35	30,456	31,650
6.549% 9/1/36 (g)	8,629	8,885
6.667% 9/1/36 (g)	30,239	31,140
7% 2/1/09 to 5/1/32	3,479	3,631
7.5% 6/1/12 to 11/1/31	200	208
11.5% 11/1/15	81	86
TOTAL FANNIE MAE		540,752
Freddie Mac - 2.7%
4.166% 1/1/34 (g)	5,917	5,965
4.298% 12/1/34 (g)	656	657
4.367% 2/1/35 (g)	769	771
4.394% 6/1/35 (g)	717	724
4.414% 2/1/34 (g)	514	512
4.414% 3/1/35 (g)	742	744
4.424% 4/1/35 (g)	5,399	5,420
4.43% 3/1/35 (g)	698	700
4.541% 2/1/35 (g)	1,279	1,285
4.618% 2/1/35 (g)	806	811
4.745% 4/1/35 (g)	6,274	6,325
4.896% 4/1/35 (g)	6,960	6,991
4.915% 11/1/35 (g)	2,973	3,003
4.921% 9/1/35 (g)	3,679	3,715
5.023% 4/1/35 (g)	2,603	2,620
5.131% 8/1/36 (g)	2,799	2,827
5.161% 1/1/36 (g)	2,875	2,906
5.295% 6/1/35 (g)	1,976	1,998
5.356% 12/1/35 (g)	26,210	26,579
5.386% 3/1/35 (g)	450	452
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.391% 6/1/37 (g)	$ 4,803	$ 4,865
5.539% 1/1/36 (g)	6,502	6,596
5.576% 5/1/36 (g)	9,135	9,292
5.583% 2/1/35 (g)	934	941
5.586% 12/1/35 (g)	4,504	4,551
5.727% 7/1/37 (g)	3,110	3,158
5.746% 1/1/37 (g)	5,552	5,656
5.756% 10/1/35 (g)	1,201	1,222
5.832% 1/1/36 (g)	9,445	9,616
5.832% 1/1/36 (g)	2,573	2,615
5.842% 1/1/35 (g)	306	309
6.098% 6/1/36 (g)	2,701	2,758
6.157% 6/1/35 (g)	1,429	1,452
6.366% 8/1/34 (g)	2,151	2,170
6.502% 3/1/33 (g)	133	135
6.717% 9/1/36 (g)	6,785	6,976
6.735% 9/1/36 (g)	30,724	31,631
7.5% 7/1/34	12,810	13,552
8.5% 5/1/27 to 7/1/28	394	426
12% 11/1/19	30	34
TOTAL FREDDIE MAC		182,960
Government National Mortgage Association - 0.1%
5.25% 7/20/34 (g)	817	821
7% 11/15/27 to 8/15/32	4,369	4,632
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		5,453
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $719,434)		729,165
Asset-Backed Securities - 13.8%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	2,875	2,193
Series 2004-4 Class A2D, 2.7425% 1/25/35 (g)	592	468
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HE1 Class M1, 3.3675% 11/25/33 (g)	1,852	1,373
Series 2004-OP1 Class M1, 2.9125% 4/25/34 (g)	808	555
Series 2006-OP1 Class M1, 2.6725% 4/25/36 (g)	8,000	2,570
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Advanta Business Card Master Trust Series 2007-B2 Class B2, 5.5% 6/20/13	$ 14,855	$ 12,610
American Express Credit Account Master Trust Series 2004-C Class C, 3.0144% 2/15/12 (c)(g)	582	566
AmeriCredit Automobile Receivables Trust:
Series 2004-1 Class D, 5.07% 7/6/10	4,704	4,683
Series 2004-CA Class A4, 3.61% 5/6/11	1,289	1,273
Series 2005-1 Class D, 5.04% 5/6/11	9,500	9,331
Series 2005-CF Class A4, 4.63% 6/6/12	11,130	11,058
Series 2005-DA Class A4, 5.02% 11/6/12	15,975	14,796
Series 2006-1 Class D, 5.49% 4/6/12	4,635	3,742
Series 2007-CM Class A3A, 5.42% 5/7/12	18,205	17,514
Series 2007-DF Class A3A, 5.49% 7/6/12	13,095	13,019
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	6,295	6,117
Ameriquest Mortgage Securities, Inc.:
Series 2004-R10 Class M1, 3.0925% 11/25/34 (g)	5,485	3,964
Series 2004-R11 Class M1, 3.0525% 11/25/34 (g)	8,015	6,767
Series 2006-M3 Class M7, 3.2425% 10/25/36 (g)	3,684	155
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 2.7225% 6/25/32 (g)	528	443
Argent Securities, Inc.:
Series 2003-W7:
Class A2, 2.7825% 3/1/34 (g)	345	265
Class M1, 3.0825% 3/1/34 (g)	11,700	8,846
Series 2003-W9 Class M1, 3.0825% 3/25/34 (g)	7,036	4,747
Series 2004-W11 Class M2, 3.0925% 11/25/34 (g)	3,030	2,137
Series 2004-W5 Class M1, 2.9925% 4/25/34 (g)	3,990	3,005
Series 2006-M1 Class M7, 3.3925% 7/25/36 (g)	4,400	225
Arran Funding Ltd. Series 2005-A Class C, 2.8344% 12/15/10 (g)	14,290	13,731
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE3 Class M2, 3.5125% 6/25/34 (g)	3,218	2,132
Series 2005-HE2 Class M1, 2.8425% 3/25/35 (g)	5,807	4,678
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.0575% 2/28/44 (g)	1,960	1,499
Bear Stearns Asset Backed Securities I Trust:
Series 2004-HE8 Class M1, 3.0425% 9/25/34 (g)	3,630	2,352
Series 2007-AQ1 Class A1, 2.5025% 11/25/36 (g)	5,462	4,836
Series 2007-HE3 Class 1A1, 2.5125% 4/25/37 (g)	4,124	3,855
BMW Vehicle Owner Trust Series 2005-A Class B, 4.42% 4/25/11	3,965	3,949
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	$ 12,530	$ 12,629
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 2.8894% 6/15/10 (g)	4,675	4,652
Series 2006-1 Class B, 5.26% 10/15/10	2,055	2,075
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	1,030	1,030
Class C, 5.77% 5/20/10 (c)	990	981
Class D, 6.15% 4/20/11 (c)	1,680	1,643
Series 2007-1 Class B, 5.15% 9/17/12	5,755	5,421
Series 2007-SN1 Class D, 6.05% 1/17/12	3,985	3,723
Capital One Auto Finance Trust Series 2005-BSS:
Class B, 4.32% 5/15/10	1,706	1,708
Class D, 4.8% 9/15/12	4,585	4,574
Capital One Master Trust Series 2001-6 Class C, 6.7% 6/15/11 (c)	13,900	13,845
Capital One Multi-Asset Execution Trust Series 2007-B5 Class B5, 5.4% 5/15/13	17,910	17,468
Capital One Prime Auto Receivables Trust:
Series 2005-1 Class B, 4.58% 8/15/12	7,118	6,833
Series 2007-1 Class B1, 5.76% 12/15/13	5,590	5,300
Carmax Auto Owner Trust Series 2006-2 Class C, 5.53% 3/15/13	5,185	4,241
Caterpillar Financial Asset Trust Series 2006-A:
Class A3, 5.57% 5/25/10	6,642	6,695
Class B, 5.71% 6/25/12	13,600	13,596
Chase Auto Owner Trust Series 2006-B Class B, 5.24% 4/15/14	6,036	6,011
Chase Credit Card Master Trust Series 2003-6 Class B, 2.8644% 2/15/11 (g)	9,850	9,824
Chase Issuance Trust:
Series 2004-C3 Class C3, 2.9844% 6/15/12 (g)	13,025	12,567
Series 2006-C3 Class C3, 2.7444% 6/15/11 (g)	12,500	12,225
Series 2007-A15 Class A, 4.96% 9/17/12	33,270	33,763
CIT Equipment Collateral Trust:
Series 2006-VT1:
Class A3, 5.13% 12/21/08	4,103	4,120
Class B, 5.23% 2/20/13	1,066	1,068
Class D, 5.48% 2/20/13	1,185	1,173
Series 2006-VT2 Class A3, 5.07% 2/20/10	22,850	22,932
Citibank Credit Card Issuance Trust:
Series 2007-B2 Class B2, 5% 4/2/12	23,445	23,136
Series 2007-B6 Class B6, 5.03% 11/8/12	17,265	16,994
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 2.8025% 12/25/33 (c)(g)	$ 3,256	$ 2,783
CNH Equipment Trust:
Series 2005-B Class B, 4.57% 7/16/12	3,195	2,937
Series 2007-A Class A3, 4.98% 10/15/10	12,650	12,715
College Loan Corp. Trust I Series 2006-1 Class AIO, 10% 7/25/08 (i)	24,670	528
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 2.6425% 7/25/34 (g)	419	304
Series 2004-3 Class 3A4, 2.6425% 8/25/34 (g)	1,695	1,312
Series 2004-4 Class A, 2.7625% 8/25/34 (g)	281	181
Series 2005-1 Class M1, 2.8125% 8/25/35 (g)	2,755	2,359
CPS Auto Receivables Trust:
Series 2006-B Class A3, 5.73% 6/15/16 (c)	4,208	4,159
Series 2007-C Class A3, 5.45% 5/15/12 (c)	4,755	4,505
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-FIX1 Class A2, 4.31% 5/25/35	2,979	2,871
Credit-Based Asset Servicing and Securitization Mortgage Loan Certificates Series 2006-SC1 Class A, 2.6625% 5/25/36 (c)(g)	6,401	4,917
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A Class C, 5.074% 6/15/35 (c)	3,662	3,519
Discover Card Master Trust I Series 2003-4 Class B1, 2.8444% 5/16/11 (g)	11,240	11,069
Diversified REIT Trust Series 2000-1A:
Class A2, 6.971% 3/8/10 (c)	994	984
Class E, 6.971% 3/8/10 (c)	4,135	4,061
Drive Auto Receivables Trust:
Series 2005-3 Class A3, 4.99% 10/15/10 (c)	1,931	1,929
Series 2006-1 Class A3, 5.49% 4/15/11 (c)	3,053	3,058
Series 2006-2 Class A3, 5.33% 4/15/14 (c)	12,295	11,759
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 2.9437% 5/28/35 (g)	634	459
Class AB3, 3.0967% 5/28/35 (g)	247	165
Fieldstone Mortgage Investment Corp. Series 2006-2 Class M1, 2.7025% 7/25/36 (g)	6,145	965
First Franklin Mortgage Loan Trust Series 2006-FF5 Class 2A2, 2.5025% 4/25/36 (g)	2,765	2,617
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (c)	1,878	1,867
Ford Credit Auto Owner Trust:
Series 2005-A Class B, 3.88% 1/15/10	2,230	2,230
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Auto Owner Trust: - continued
Series 2006-B Class C, 5.68% 6/15/12	$ 9,900	$ 8,785
Series 2006-C Class C, 5.47% 9/15/12	6,400	5,629
Series 2007-A:
Class B, 5.6% 10/15/12	2,575	2,448
Class C, 5.8% 2/15/13	4,100	3,508
Fosse Master Issuer PLC Series 2007-1A Class C2, 3.2838% 10/18/54 (c)(g)	4,100	3,359
Franklin Auto Trust Series 2007-1:
Class A4, 5.03% 2/16/15	7,985	7,661
Class C, 5.43% 2/16/15	9,790	6,476
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 3.0675% 2/25/34 (g)	468	343
Class M2, 2.8925% 2/25/34 (g)	800	606
Series 2004-D:
Class M4, 3.3425% 11/25/34 (g)	897	759
Class M5, 3.3925% 11/25/34 (g)	280	215
Series 2006-3 Class 2A1, 2.4625% 2/25/37 (g)	225	221
Series 2006-A Class M1, 2.6925% 5/25/36 (g)	10,000	2,047
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	4,543	3,875
GE Business Loan Trust Series 2005-2 Class IO, 0.5242% 9/15/17 (c)(i)	354,228	1,797
GE Capital Credit Card Master Note Trust:
Series 2007-1 Class B, 4.95% 3/15/13	16,195	15,375
Series 2007-3 Class B, 5.49% 6/15/13	17,655	16,425
Greenpoint Credit LLC Series 2001-1 Class 1A, 2.8188% 4/20/32 (g)	1,372	1,371
GSAMP Trust:
Series 2003-HE2 Class M1, 3.0425% 8/25/33 (g)	1,756	1,484
Series 2004-HE1 Class M1, 2.9425% 5/25/34 (g)	1,880	1,273
Series 2006-NC2 Class M4, 2.7425% 6/25/36 (g)	9,945	627
GSR Mortgage Loan Trust Series 2005-MTR1 Class A1, 2.5325% 10/25/35 (g)	2,453	2,336
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 3.4725% 5/25/30 (c)(g)	3,725	2,719
Series 2006-3:
Class B, 2.7925% 9/25/46 (c)(g)	3,350	2,379
Class C, 2.9425% 9/25/46 (c)(g)	8,400	4,620
Home Equity Asset Trust:
Series 2002-2 Class A4, 3.1525% 6/25/32 (g)	33	21
Series 2003-3 Class A4, 3.3125% 2/25/33 (g)	2	1
Series 2003-5 Class A2, 3.0925% 12/25/33 (g)	183	145
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2003-7 Class A2, 2.7725% 3/25/34 (g)	$ 19	$ 13
Series 2003-8 Class M1, 3.4725% 4/25/34 (g)	2,854	2,099
Series 2004-1 Class M2, 3.5925% 6/25/34 (g)	2,288	1,955
Series 2004-3 Class M2, 3.5925% 8/25/34 (g)	2,220	1,624
Series 2006-8 Class 2A1, 2.4425% 3/25/37 (g)	318	298
Household Automotive Trust Series 2004-1 Class A4, 3.93% 7/18/11	2,126	2,113
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	16,500	16,560
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 2.9388% 1/20/35 (g)	808	666
Class M2, 2.9688% 1/20/35 (g)	605	435
Series 2005-3 Class A1, 2.7388% 1/20/35 (g)	5,113	4,155
Hyundai Auto Receivables Trust:
Series 2005-A:
Class B, 4.2% 2/15/12	2,752	2,754
Class C, 4.22% 2/15/12	213	211
Series 2006-1:
Class B, 5.29% 11/15/12	543	548
Class C, 5.34% 11/15/12	704	701
Series 2006-B Class C, 5.25% 5/15/13	3,225	3,178
Series 2007-A Class A3A, 5.04% 1/17/12	10,610	10,678
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (c)	1,532	1,487
Class C, 5.61% 12/15/14 (c)	5,773	5,696
Lancer Funding Ltd. Series 2006-1A Class A3, 4.4275% 4/6/46 (c)(g)	1,359	41
Long Beach Mortgage Loan Trust:
Series 2005-WL1 Class M2, 2.9425% 6/25/35 (g)	5,717	4,481
Series 2006-6 Class 2A3, 2.5425% 7/25/36 (g)	10,340	6,349
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (c)	2,592	2,361
Series 2006-1A:
Class B, 5.827% 4/20/28 (c)	728	677
Class C, 6.125% 4/20/28 (c)	728	647
Merna Reinsurance Ltd. Series 2007-1 Class B, 4.4463% 6/30/12 (c)(g)	8,525	8,091
Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 Class M1, 3.0425% 7/25/34 (g)	6,063	5,208
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 2.7325% 8/25/34 (g)	329	213
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust: - continued
Series 2006-HE6 Class A2A, 2.4325% 9/25/36 (g)	$ 7,601	$ 7,234
Series 2006-NC4 Class A2D, 2.6325% 6/25/36 (g)	7,135	4,930
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 3.8925% 1/25/32 (g)	177	176
Series 2002-AM3 Class A3, 3.3725% 2/25/33 (g)	470	349
Series 2002-NC1 Class M1, 3.5925% 2/25/32 (c)(g)	2,378	1,781
Series 2003-NC1 Class M1, 3.9675% 11/25/32 (g)	2,096	1,510
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 2.4925% 4/25/37 (g)	515	484
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 2.4425% 11/25/36 (g)	949	919
National Collegiate Student Loan Trust:
Series 2004-1 Class AIO, 5.5% 4/25/11 (i)	13,850	1,843
Series 2004-2 Class AIO, 9.75% 10/25/14 (i)	7,415	2,047
Series 2005-2 Class AIO, 7.73% 3/25/12 (i)	4,760	616
Series 2005-3W Class AIO1, 4.8% 7/25/12 (i)	15,875	1,522
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (i)	3,500	364
Series 2006-2 Class AIO, 6% 8/25/11 (i)	3,700	591
Series 2006-3 Class AIO, 7.1% 1/25/12 (i)	26,140	5,679
Series 2006-4 Class AIO, 6.35% 2/27/12 (i)	4,670	939
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	4,445	4,394
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (g)	1,202	1,187
Newcastle CDO VIII Series 2006-8A Class 4, 2.9925% 11/1/52 (c)(g)	5,300	2,385
Nissan Auto Receivables Owner Trust:
Series 2005-A Class A4, 3.82% 7/15/10	2,665	2,663
Series 2007-B Class A3, 5.03% 5/16/11	8,670	8,748
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	1,362	1,318
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 4.74% 10/30/45	6,550	6,593
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 3.0725% 9/25/34 (g)	1,545	1,351
Class M3, 3.6425% 9/25/34 (g)	2,950	2,185
Series 2004-WCW2 Class M3, 2.9425% 7/25/35 (g)	2,190	1,794
Series 2004-WHQ2 Class A3E, 2.8125% 2/25/35 (g)	695	546
Series 2004-WWF1:
Class M2, 3.0725% 2/25/35 (g)	8,715	6,125
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.: - continued
Class M3, 3.1325% 2/25/35 (g)	$ 1,075	$ 722
Class M4, 3.4925% 1/25/35 (g)	7,490	4,735
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class M4, 2.7525% 9/25/36 (g)	8,037	380
Class M5, 2.7825% 9/25/36 (g)	4,005	166
People's Choice Home Loan Securities Trust Series 2005-1 Class M4, 3.2925% 1/25/35 (g)	1,650	965
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (c)	2,374	2,377
Class C, 5.77% 5/25/10 (c)	3,300	3,298
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (c)	10,210	9,830
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (c)	7,525	6,908
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	1,151	1,047
Santander Drive Auto Receivables Trust Series 2007-1 Class A3, 5.05% 9/15/11	16,825	16,562
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 2.9125% 2/25/34 (g)	2,889	2,228
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A1, 5.84% 5/20/18 (c)	3,203	3,053
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 3% 6/15/21 (g)	8,200	7,582
Series 2004-A:
Class B, 3.38% 6/15/33 (g)	2,100	1,645
Class C, 3.75% 6/15/33 (g)	4,915	3,932
Series 2004-B Class C, 3.67% 9/15/33 (g)	8,600	6,412
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.9644% 3/15/11 (c)(g)	11,595	11,509
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 3.7144% 6/15/10 (g)	5,350	5,347
Swift Master Auto Receivables Trust Series 2007-2 Class A, 3.1644% 10/15/12 (g)	7,700	7,380
Terwin Mortgage Trust Series 2003-4HE Class A1, 2.8225% 9/25/34 (g)	367	270
Textron Financial Floorplan Master Note Trust Series 2006-1A Class A, 2.62% 4/13/11 (c)(g)	10,000	9,844
Volkswagen Auto Lease Trust Series 2006-A Class A3, 5.5% 9/21/09	3,899	3,921
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class D, 5.42% 4/21/14 (c)	18,700	13,393
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Auto Loan Owner Trust: - continued
Series 2006-2A:
Class A3, 5.23% 8/22/11 (c)	$ 20,367	$ 20,294
Class D, 5.54% 12/20/12 (c)	11,725	9,011
Series 2007-1 Class D, 5.65% 2/20/13	14,015	10,242
WaMu Master Note Trust Series 2007-A4A Class A4, 5.2% 10/15/14 (c)	7,425	7,109
WFS Financial Owner Trust:
Series 2004-4 Class D, 3.58% 5/17/12	97	97
Series 2005-1 Class D, 4.09% 8/15/12	435	434
Series 2005-3 Class C, 4.54% 5/17/13	3,240	2,953
Whinstone Capital Management Ltd. Series 1A Class B3, 3.82% 10/25/44 (c)(g)	4,381	3,067
World Omni Auto Receivables Trust Series 2007-B Class A3A, 5.28% 1/17/12	5,070	5,108
TOTAL ASSET-BACKED SECURITIES (Cost $1,077,548)		935,772
Collateralized Mortgage Obligations - 9.8%

Private Sponsor - 5.5%
Banc of America Mortgage Securities, Inc.:
Series 2003-I Class 2A6, 4.1396% 10/25/33 (g)	29,245	28,626
Series 2003-J Class 2A2, 4.4% 11/25/33 (g)	3,408	3,317
Series 2004-A:
Class 2A1, 3.5442% 2/25/34 (g)	2,137	2,059
Class 2A2, 4.0952% 2/25/34 (g)	9,207	9,061
Series 2004-D Class 2A1, 3.6168% 5/25/34 (g)	1,097	1,069
Series 2004-J Class 2A1, 4.76% 11/25/34 (g)	3,759	3,605
Series 2005-H:
Class 1A1, 4.9195% 9/25/35 (g)	1,122	1,065
Class 2A2, 4.8052% 9/25/35 (g)	1,278	1,188
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 2.6725% 1/25/35 (g)	1,141	776
Series 2005-2 Class 1A1, 2.6425% 3/25/35 (g)	2,613	1,872
Series 2005-5 Class 1A1, 2.6125% 7/25/35 (g)	2,374	1,664
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3547% 2/25/37 (g)	1,834	1,804
Class 5A1, 4.1696% 2/25/37 (g)	5,971	5,811
Series 2007-A2:
Class 2A1, 4.2369% 7/25/37 (g)	4,137	4,013
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Chase Mortgage Finance Trust: - continued
Class 3A1, 4.5607% 7/25/37 (g)	$ 24,135	$ 23,733
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.3131% 8/25/34 (g)	15,260	14,717
Class A4, 4.4058% 8/25/34 (g)	10,057	9,839
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (c)	2,020	55
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	2,088	2,086
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 2.7925% 1/25/34 (g)	432	383
Series 2004-2 Class 7A3, 2.7925% 2/25/35 (g)	1,051	911
Series 2004-4 Class 5A2, 2.7925% 3/25/35 (g)	334	270
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 3.1325% 5/25/34 (g)	224	213
Series 2004-AR5 Class 11A2, 3.1325% 6/25/34 (g)	265	254
Series 2004-AR8 Class 8A2, 2.7725% 9/25/34 (g)	317	289
Series 2007-AR7 Class 2A1, 4.6228% 11/25/34 (g)	3,567	3,467
Granite Master Issuer PLC floater:
Series 2006-2:
Class C1, 3.2875% 12/20/54 (g)	11,475	6,505
Class M2, 3.0475% 12/20/54 (g)	3,000	2,180
Series 2006-3:
Class C2, 3.3175% 12/20/54 (g)	5,855	3,036
Class M1, 2.9975% 12/20/54 (g)	9,190	8,537
Series 2006-4:
Class B1, 2.6319% 12/20/54 (g)	11,180	10,040
Class C1, 2.9219% 12/20/54 (g)	6,835	5,904
Class M1, 2.7119% 12/20/54 (g)	2,945	2,639
Granite Mortgages PLC floater Series 2003-3 Class 1C, 4.2675% 1/20/44 (g)	2,632	2,366
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8359% 4/25/35 (g)	3,820	3,753
Holmes Financing No. 8 PLC floater Series 8 Class 4A2, 2.8531% 7/15/40 (g)	16,255	16,100
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 2.8425% 10/25/34 (g)	2,413	2,148
Impac CMB Trust floater Series 2004-9:
Class M2, 3.3675% 1/25/35 (g)	614	306
Class M3, 3.4425% 1/25/35 (g)	455	224
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Impac CMB Trust floater Series 2004-9: - continued
Class M4, 3.9675% 1/25/35 (g)	$ 232	$ 118
JPMorgan Mortgage Trust:
Series 2006-A2 Class 5A1, 3.7532% 11/25/33 (g)	18,102	17,796
Series 2006-A3 Class 6A1, 3.7653% 8/25/34 (g)	5,907	5,792
Series 2007-A1:
Class 1A1, 4.2015% 7/25/35 (g)	1,495	1,468
Class 3A2, 5.0065% 7/25/35 (g)	15,724	15,415
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 2.7825% 9/26/45 (c)(g)	1,391	695
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 2.6625% 3/25/35 (g)	402	292
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	937	905
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2431% 8/25/17 (g)	2,617	2,631
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 2.7825% 3/25/28 (g)	2,180	1,986
Series 2003-F Class A2, 5.7613% 10/25/28 (g)	2,451	2,284
Series 2004-B Class A2, 5.125% 6/25/29 (g)	1,258	1,219
Series 2004-C Class A2, 5.155% 7/25/29 (g)	1,985	1,882
Series 2004-D Class A2, 2.8575% 9/25/29 (g)	1,674	1,501
Series 2005-B Class A2, 5.085% 7/25/30 (g)	1,138	1,039
MortgageIT Trust floater Series 2004-2:
Class A1, 2.7625% 12/25/34 (g)	2,097	1,942
Class A2, 2.8425% 12/25/34 (g)	2,838	2,665
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 3.1131% 7/17/42 (g)	19,995	18,064
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.8348% 10/25/35 (g)	5,472	5,392
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	2,056	1,981
Series 2005-AR5 Class 1A1, 4.7895% 9/19/35 (g)	1,748	1,742
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 2.4925% 2/25/36 (c)(g)	1,621	1,580
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (c)	1,549	1,338
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (c)	1,466	7
SBA CMBS Trust Series 2005-1A:
Class D, 6.219% 11/15/35 (c)	5,280	5,003
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
SBA CMBS Trust Series 2005-1A: - continued
Class E, 6.706% 11/15/35 (c)	$ 1,410	$ 1,336
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.1413% 9/20/33 (g)	791	730
Series 2004-3 Class A, 4.0613% 5/20/34 (g)	1,706	1,617
Series 2004-4 Class A, 4.0713% 5/20/34 (g)	1,570	1,408
Series 2004-5 Class A3, 2.6625% 6/20/34 (g)	1,584	1,495
Series 2004-6 Class A3A, 5.1225% 6/20/35 (g)	1,021	913
Series 2004-8 Class A2, 3.35% 9/20/34 (g)	1,611	1,483
Series 2005-1 Class A2, 4.0613% 2/20/35 (g)	1,457	1,135
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 2.5925% 6/25/35 (g)	952	832
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR7 Class C1B1, 2.4525% 7/25/46 (g)	1,065	1,013
Series 2003-AR10 Class A7, 4.0541% 10/25/33 (g)	4,870	4,476
Series 2004-AR7 Class A6, 3.9414% 7/25/34 (g)	1,715	1,696
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-14 Class 1A1, 4.75% 12/25/18	4,909	4,701
Series 2004-EE Class 2A2, 3.9885% 12/25/34 (g)	6,573	6,462
Series 2004-V Class 1A2, 3.8333% 10/25/34 (g)	4,149	3,828
Series 2005-AR10 Class 2A2, 4.1103% 6/25/35 (g)	20,132	19,373
Series 2005-AR12 Class 2A6, 4.336% 7/25/35 (g)	913	866
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	14,759	14,184
Series 2005-AR3 Class 2A1, 4.2062% 3/25/35 (g)	1,730	1,673
Series 2005-AR4 Class 2A2, 4.5236% 4/25/35 (g)	24,676	24,169
TOTAL PRIVATE SPONSOR		374,012
U.S. Government Agency - 4.3%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	3,638	3,726
Series 2006-53 Class WB, 6% 12/25/31	7,925	8,135
Series 2006-64 Class PA, 5.5% 2/25/30	19,805	20,018
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2003-113 Class PJ, 3.5% 2/25/13	2,365	2,363
Series 2003-122 Class TU, 4% 5/25/16	3,410	3,409
Series 2005-67 Class HD, 5.5% 12/25/30	11,138	11,311
Series 2006-4 Class PB, 6% 9/25/35	17,340	17,754
Series 2006-49 Class CA, 6% 2/25/31	25,636	26,257
Series 2006-54 Class PE, 6% 2/25/33	8,293	8,454
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	$ 4,202	$ 4,287
Series 2002-56 Class MC, 5.5% 9/25/17	2,875	2,913
Series 2003-123 Class AB, 4% 10/25/16	7,490	7,426
Series 2003-76 Class BA, 4.5% 3/25/18	11,653	11,450
Series 2004-3 Class BA, 4% 7/25/17	466	462
Series 2004-45 Class AV, 4.5% 10/25/22	2,344	2,345
Series 2004-91 Class AH, 4.5% 5/25/29	4,356	4,277
Freddie Mac sequential payer:
Series 2114 Class ZM, 6% 1/15/29	1,928	1,958
Series 2508 Class UL, 5% 12/15/16	3,324	3,346
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	6,069	6,227
Series 2394 Class KD, 6% 12/15/16	3,502	3,607
Series 2417 Class EH, 6% 2/15/17	1,969	2,019
Series 2535 Class PC, 6% 9/15/32	6,226	6,349
Series 2617 Class TH, 4.5% 5/15/15	9,142	9,170
Series 2640 Class QG, 2% 4/15/22	69	69
Series 2656 Class BW, 4.5% 4/15/28	9,330	9,352
Series 2690 Class PD, 5% 2/15/27	12,140	12,229
Series 2702 Class AB, 4.5% 7/15/27	22,260	22,287
Series 2755 Class LC, 4% 6/15/27	9,078	9,023
Series 2901 Class UM, 4.5% 1/15/30	16,378	16,212
sequential payer:
Series 2523 Class JB, 5% 6/15/15	726	726
Series 2609 Class UJ, 6% 2/15/17	4,319	4,434
Series 2635 Class DG, 4.5% 1/15/18	13,341	13,071
Series 2780 Class A, 4% 12/15/14	11,489	11,407
Series 2786 Class GA, 4% 8/15/17	5,492	5,444
Series 2809 Class UA, 4% 12/15/14	1,677	1,678
Series 2970 Class YA, 5% 9/15/18	5,144	5,174
Series 3077 Class GA, 4.5% 8/15/19	8,717	8,578
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	$ 476	$ 480
TOTAL U.S. GOVERNMENT AGENCY		287,427
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $684,681)		661,439
Commercial Mortgage Securities - 6.6%

280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9929% 2/3/11 (c)(g)(i)	81,628	1,973
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5971% 2/14/43 (g)(i)	28,418	1,217
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-5 Class A1, 5.185% 7/10/11	3,188	3,199
Series 2007-2 Class A1, 5.421% 1/10/12	5,216	5,235
Series 2007-3 Class A1, 5.659% 6/10/49 (g)	7,205	7,234
Series 2006-5 Class XP, 0.832% 9/10/47 (i)	109,853	2,610
Series 2006-6 Class XP, 0.6027% 10/10/45 (g)(i)	175,032	3,058
Banc of America Commercial Mortgage, Inc.:
Series 2002-2 Class XP, 2.009% 7/11/43 (c)(g)(i)	34,383	896
Series 2004-6 Class XP, 0.6875% 12/10/42 (g)(i)	47,879	599
Series 2005-4 Class XP, 0.3298% 7/10/45 (g)(i)	61,403	422
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 2.9725% 12/25/33 (c)(g)	5,301	4,795
Series 2004-1:
Class A, 2.7525% 4/25/34 (c)(g)	2,453	2,144
Class B, 4.2925% 4/25/34 (c)(g)	255	153
Class M1, 2.9525% 4/25/34 (c)(g)	223	182
Class M2, 3.5925% 4/25/34 (c)(g)	191	144
Series 2004-2:
Class A, 2.8225% 8/25/34 (c)(g)	2,240	1,971
Class M1, 2.9725% 8/25/34 (c)(g)	723	600
Series 2004-3:
Class A1, 2.7625% 1/25/35 (c)(g)	2,639	2,243
Class A2, 2.8125% 1/25/35 (c)(g)	371	319
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class A2, 2.7825% 1/25/36 (c)(g)	$ 4,731	$ 3,719
Class B1, 3.7925% 1/25/36 (c)(g)	358	186
Class M1, 2.8425% 1/25/36 (c)(g)	1,505	1,138
Class M2, 2.8625% 1/25/36 (c)(g)	502	365
Class M3, 2.8925% 1/25/36 (c)(g)	645	451
Class M4, 3.0025% 1/25/36 (c)(g)	358	238
Class M5, 3.0425% 1/25/36 (c)(g)	358	229
Class M6, 3.0925% 1/25/36 (c)(g)	358	215
Series 2006-1:
Class A2, 2.7525% 4/25/36 (c)(g)	1,832	1,528
Class M1, 2.7725% 4/25/36 (c)(g)	558	396
Class M2, 2.7925% 4/25/36 (c)(g)	591	411
Class M3, 2.8125% 4/25/36 (c)(g)	507	342
Class M4, 2.9125% 4/25/36 (c)(g)	288	182
Class M5, 2.9525% 4/25/36 (c)(g)	277	173
Class M6, 3.0325% 4/25/36 (c)(g)	613	356
Series 2006-2A:
Class A2, 2.6725% 7/25/36 (c)(g)	1,457	1,224
Class B1, 3.2625% 7/25/36 (c)(g)	525	297
Class B3, 5.0925% 7/25/36 (c)(g)	875	476
Class M1, 2.7025% 7/25/36 (c)(g)	1,528	1,083
Class M2, 2.7225% 7/25/36 (c)(g)	1,075	742
Class M3, 2.7425% 7/25/36 (c)(g)	845	565
Class M4, 2.8125% 7/25/36 (c)(g)	566	372
Class M5, 2.8625% 7/25/36 (c)(g)	698	446
Class M6, 2.9325% 7/25/36 (c)(g)	1,106	677
Series 2007-1:
Class A2, 2.6625% 3/25/37 (c)(g)	2,444	2,032
Class B1, 3.0625% 3/25/37 (c)(g)	782	352
Class B2, 3.5425% 3/25/37 (c)(g)	563	253
Class B3, 5.7425% 3/25/37 (c)(g)	1,615	727
Class M1, 2.6625% 3/25/37 (c)(g)	657	483
Class M2, 2.6825% 3/25/37 (c)(g)	494	348
Class M3, 2.7125% 3/27/37 (c)(g)	438	297
Class M4, 2.7625% 3/25/37 (c)(g)	331	198
Class M5, 2.8125% 3/25/37 (c)(g)	550	302
Class M6, 2.8925% 3/25/37 (c)(g)	769	384
Series 2007-3:
Class B1, 3.3425% 7/25/37 (c)(g)	544	311
Class B2, 3.9925% 7/25/37 (c)(g)	1,419	780
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class B3, 6.3925% 7/25/37 (c)(g)	$ 724	$ 406
Class M1, 2.7025% 7/25/37 (c)(g)	467	319
Class M2, 2.7325% 7/25/37 (c)(g)	502	330
Class M3, 2.7625% 7/25/37 (c)(g)	823	515
Class M4, 2.8925% 7/25/37 (c)(g)	1,290	774
Class M5, 2.9925% 7/25/37 (c)(g)	647	397
Class M6, 3.1925% 7/25/37 (c)(g)	493	289
Series 2007-4A:
Class A2, 2.9425% 9/25/37 (c)(g)	5,327	4,612
Class B1, 4.9425% 9/25/37 (c)(g)	723	325
Class B2, 5.8425% 9/25/37 (c)(g)	2,721	1,224
Class M1, 3.3425% 9/25/37 (c)(g)	671	469
Class M2, 3.4425% 9/25/37 (c)(g)	671	436
Class M4, 3.9925% 9/25/37 (c)(g)	1,782	1,069
Class M5, 4.1425% 9/25/37 (c)(g)	1,782	980
Class M6, 4.3425% 9/25/37 (c)(g)	1,782	944
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(i)	27,041	649
Series 2006-2A Class IO, 0.8495% 7/25/36 (c)(i)	64,581	5,334
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2004-ESA Class A3, 4.741% 5/14/16 (c)	2,375	2,408
Series 2006-PW12 Class A2, 5.688% 9/11/38	6,640	6,733
Series 2007-PW17 Class A1, 5.282% 6/11/50	8,891	8,856
Series 2002-TOP8 Class X2, 2.2886% 8/15/38 (c)(g)(i)	39,125	1,631
Series 2003-PWR2 Class X2, 0.628% 5/11/39 (c)(g)(i)	80,101	1,026
Series 2004-PWR6 Class X2, 0.8077% 11/11/41 (c)(g)(i)	27,386	578
Series 2005-PWR9 Class X2, 0.5513% 9/11/42 (c)(g)(i)	176,180	2,421
Series 2006-PW13 Class A1, 5.294% 9/11/41	11,236	11,284
Series 2007-T28 Class A1, 5.422% 9/11/42	3,847	3,848
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.0419% 5/15/35 (c)(g)(i)	160,500	6,881
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A1, 6.1731% 2/12/16 (c)(g)	3,815	3,863
Citigroup Commercial Mortgage Trust:
sequential payer Series 2005-EMG Class A2, 4.2211% 9/20/51 (c)	3,715	3,692
Series 2004-C2 Class XP, 0.9181% 10/15/41 (c)(g)(i)	33,843	814
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A1, 5.302% 1/15/46	$ 6,710	$ 6,734
Series 2007-CD4 Class A1, 4.977% 12/11/49	7,489	7,462
Series 2006-CD3 Class X3, 0.6258% 10/15/48 (g)(i)	324,470	6,075
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.064% 9/15/11 (g)	3,963	3,947
COMM pass-thru certificates:
floater Series 2007-FL14 Class F, 3.0144% 6/15/22 (c)(g)	2,685	1,975
Series 2004-LBN2 Class X2, 1.0307% 3/10/39 (c)(g)(i)	12,314	221
Series 2005-LP5 Class XP, 0.5322% 5/10/43 (g)(i)	59,391	535
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class B, 6.3326% 9/15/30 (g)	10,014	9,999
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	2,360	2,391
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.8687% 12/15/39 (g)(i)	248,919	6,921
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2002-CP5 Class A1, 4.106% 12/15/35	5,131	5,033
Series 2004-C1 Class A2, 3.516% 1/15/37	8,243	8,219
Series 1998-C1 Class D, 7.17% 5/17/40	4,590	4,791
Series 1999-C1 Class E, 8.2265% 9/15/41 (g)	6,370	6,569
Series 2001-CK6 Class AX, 0.645% 9/15/18 (i)	114,486	2,613
Series 2003-C3 Class ASP, 1.818% 5/15/38 (c)(g)(i)	93,063	2,575
Series 2004-C1 Class ASP, 0.8374% 1/15/37 (c)(g)(i)	53,730	1,212
Series 2005-C1 Class ASP, 0.5142% 2/15/38 (c)(g)(i)	303,319	3,096
Series 2005-C2 Class ASP, 0.7397% 4/15/37 (c)(g)(i)	54,126	925
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	6,696	6,987
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	6,920	7,107
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2004-C3 Class A2, 4.433% 7/10/39	8,525	8,515
Series 2001-1 Class X1, 0.6646% 5/15/33 (c)(g)(i)	73,949	1,900
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Mall Finance Corp. Series 1998-1A Class B2, 7.4977% 9/13/28 (c)(g)	$ 9,550	$ 9,561
Global Signal Trust III Series 2006-1:
Class B, 5.588% 2/15/36	3,040	2,953
Class C, 5.707% 2/15/36	3,755	3,600
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	9,059	8,922
Series 2004-C3 Class X2, 0.8333% 12/10/41 (g)(i)	43,150	650
Series 2006-C1 Class XP, 0.3041% 11/10/45 (g)(i)	89,509	569
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class XP, 1.1229% 1/5/36 (c)(g)(i)	76,521	1,486
Series 2005-GG3 Class XP, 0.9668% 8/10/42 (c)(g)(i)	200,255	3,584
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class C, 3.0438% 3/1/20 (c)(g)	3,810	3,429
Class D, 3.0938% 3/1/20 (c)(g)	1,140	1,026
Class E, 3.1638% 3/1/20 (c)(g)	1,905	1,715
Class F, 3.2038% 3/1/20 (c)(g)	950	846
Class G, 3.2438% 3/1/20 (c)(g)	470	416
Class H, 3.3738% 3/1/20 (c)(g)	785	694
Class J, 3.5738% 3/1/20 (c)(g)	1,125	996
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (c)	1,589	1,654
Series 2000-HLTA Class D, 7.555% 10/3/15 (c)	4,870	5,256
Host Marriott Pool Trust sequential payer Series 1999-HMTA:
Class A, 6.98% 8/3/15 (c)	677	690
Class B, 7.3% 8/3/15 (c)	1,980	2,045
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2001-C1 Class A2, 5.464% 10/12/35	4,072	4,101
Series 2002-C3 Class X2, 1.1412% 7/12/35 (c)(g)(i)	29,432	439
Series 2003-CB7 Class X2, 0.8929% 1/12/38 (c)(g)(i)	13,368	216
Series 2003-LN1 Class X2, 0.776% 10/15/37 (c)(g)(i)	98,037	1,294
Series 2004-C1 Class X2, 1.146% 1/15/38 (c)(g)(i)	15,376	325
Series 2004-CB8 Class X2, 1.267% 1/12/39 (c)(g)(i)	19,388	471
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2006-LDP9 Class A1, 5.17% 5/15/47 (g)	$ 5,927	$ 5,942
LB Commercial Conduit Mortgage Trust sequential payer:
Series 1998-C4 Class A1B, 6.21% 10/15/35	6,583	6,602
Series 1999-C1 Class A2, 6.78% 6/15/31	8,997	9,120
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A1, 5.23% 9/15/39	3,889	3,911
Series 2006-C7 Class A1, 5.279% 11/15/38	1,822	1,832
Series 2007-C1 Class A1, 5.391% 2/15/40 (g)	2,539	2,549
Series 2007-C2 Class A1, 5.226% 2/15/40	2,260	2,269
Series 2002-C4 Class XCP, 1.6141% 10/15/35 (c)(g)(i)	61,549	1,052
Series 2002-C7 Class XCP, 1.185% 1/15/36 (c)(g)(i)	44,207	628
Series 2003-C1 Class XCP, 1.4711% 12/15/36 (c)(g)(i)	20,147	437
Series 2004-C2 Class XCP, 1.2241% 3/1/36 (c)(g)(i)	43,882	857
Series 2004-C6 Class XCP, 0.8434% 8/15/36 (c)(g)(i)	56,225	719
Series 2006-C1 Class XCP, 0.5142% 2/15/41 (g)(i)	239,417	3,125
Series 2006-C6 Class XCP, 0.826% 9/15/39 (g)(i)	148,642	3,776
Series 2007-C1 Class XCP, 0.6532% 2/15/40 (g)(i)	57,789	1,235
Series 2007-C2 Class XCP, 0.7106% 2/17/40 (g)(i)	262,816	4,904
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (c)	5,530	5,240
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class XP, 1.7724% 7/12/34 (c)(g)(i)	20,714	325
Series 2005-MCP1 Class XP, 0.7305% 6/12/43 (g)(i)	53,452	1,067
Series 2005-MKB2 Class XP, 0.4202% 9/12/42 (g)(i)	25,538	208
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	2,680	2,678
Series 2007-8 Class A1, 4.622% 8/12/49	3,966	3,910
Series 2006-4 Class XP, 0.8374% 12/12/49 (g)(i)	115,747	3,084
Morgan Stanley Capital I Trust:
sequential payer:
Series 2003-IQ5 Class X2, 0.9873% 4/15/38 (c)(g)(i)	29,754	678
Series 2006-HQ8 Class A1, 5.124% 3/12/44	1,560	1,565
Series 2006-T23 Class A1, 5.682% 8/12/41	2,628	2,661
Series 2007-HQ11 Class A1, 5.246% 2/20/44	4,277	4,287
Series 2007-IQ13 Class A1, 5.05% 3/15/44	4,267	4,241
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-IQ14 Class A1, 5.38% 4/15/49	$ 9,038	$ 9,046
Series 2003-IQ6 Class X2, 0.7144% 12/15/41 (c)(g)(i)	59,866	1,021
Series 2005-HQ5 Class X2, 0.4697% 1/14/42 (g)(i)	53,586	452
Series 2005-IQ9 Class X2, 1.17% 7/15/56 (c)(g)(i)	54,962	1,607
Series 2005-TOP17 Class X2, 0.758% 12/13/41 (g)(i)	38,469	788
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.5203% 3/12/35 (c)(g)(i)	51,868	1,674
Series 2003-TOP9 Class X2, 1.598% 11/13/36 (c)(g)(i)	36,496	1,118
NationsLink Funding Corp. Series 1999-1 Class C, 6.571% 1/20/31	4,150	4,184
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 2.8725% 3/24/18 (c)(g)	2,361	2,219
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	16,667	16,505
Series 2007-C30 Class A1, 5.031% 12/15/43	4,117	4,115
Series 2007-C31 Class A1, 5.14% 4/15/47	2,784	2,782
Series 2004-C14 Class PP, 5.3117% 8/15/41 (c)(g)	5,999	5,022
Series 2005-C20 Class A3SF, 2.8463% 7/15/42 (g)	7,715	7,378
Series 2006-C23 Class X, 0.2412% 1/15/45 (c)(g)(i)	1,119,710	5,753
Series 2006-C24 Class XP, 0.2457% 3/15/45 (c)(g)(i)	194,342	987
Series 2007-C30 Class XP, 0.6235% 12/15/43 (c)(g)(i)	280,051	5,591
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $481,294)		446,263
Municipal Securities - 0.7%

Georgia Gen. Oblig.:
Series 2000 D, 5.75% 10/1/13 (Pre-Refunded to 10/1/10 @ 100) (j)	2,000	2,155
Series D, 5% 7/1/10	7,765	8,187
Illinois Gen. Oblig. First Series, 5.25% 8/1/12 (Pre-Refunded to 8/1/11 @ 100) (j)	1,680	1,810
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.) First Series 2005 B, 5.25% 2/15/11	5,000	5,340
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2000, 5.5% 6/15/33 (Pre-Refunded to 6/15/10 @ 101) (j)	$ 7,000	$ 7,516
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2000 A, 6% 4/1/30 (Pre-Refunded to 4/1/10 @ 100) (j)	2,800	2,984
Series A, 5.25% 4/1/26 (Pre-Refunded to 10/1/10 @ 100) (j)	10,000	10,676
Utah Gen. Oblig. Series A, 5% 7/1/10	5,545	5,842
TOTAL MUNICIPAL SECURITIES (Cost $43,391)		44,510
Foreign Government and Government Agency Obligations - 0.2%

United Mexican States 4.625% 10/8/08 (Cost $11,720)	11,755	11,808
Fixed-Income Funds - 9.3%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (h)	934,119	80,344
Fidelity Corporate Bond 1-5 Year Central Fund (h)	886,323	87,320
Fidelity Ultra-Short Central Fund (h)	5,637,054	465,959
TOTAL FIXED-INCOME FUNDS (Cost $743,247)		633,623
Cash Equivalents - 23.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
2.33%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) #	$ 207,730	$ 207,690
2.35%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) # (a)	1,350,381	1,350,117
TOTAL CASH EQUIVALENTS (Cost $1,557,807)		1,557,807
TOTAL INVESTMENT PORTFOLIO - 122.8% (Cost $8,610,607)		8,313,531
NET OTHER ASSETS - (22.8)%		(1,541,132)
NET ASSETS - 100%		$ 6,772,399
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Eurodollar Contracts
1,220 Eurodollar 90 Day Index Contracts	June 2008	$ 1,211,757	$ 5,463
1,097 Eurodollar 90 Day Index Contracts	Sept. 2008	1,089,211	3,757
1,097 Eurodollar 90 Day Index Contracts	Dec. 2008	1,088,471	2,829
780 Eurodollar 90 Day Index Contracts	March 2009	773,516	744
217 Eurodollar 90 Day Index Contracts	June 2009	215,061	(58)
219 Eurodollar 90 Day Index Contracts	Sept. 2009	216,919	(108)
TOTAL EURODOLLAR CONTRACTS			$ 12,627
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2009	$ 72,265	$ (256)
72 Eurodollar 90 Day Index Contracts	March 2010	71,247	(226)
365 Eurodollar 90 Day Index Contracts	June 2010	361,040	31
363 Eurodollar 90 Day Index Contracts	Sept. 2010	358,939	77
362 Eurodollar 90 Day Index Contracts	Dec. 2010	357,828	115
315 Eurodollar 90 Day Index Contracts	March 2011	311,307	219
TOTAL EURODOLLAR CONTRACTS			$ (40)
			$ 12,587
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 1,229	$ (782)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34	Oct. 2034	538	(295)

Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.3950% 11/25/34

	Dec. 2034	$ 696	$ (381)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 6.3950% 8/25/34	Sept. 2034	427	(235)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	629	(301)
Receive monthly notional amount multiplied by ..56% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M6, 6.785% 11/25/34	Dec. 2034	2,963	(1,241)
Receive monthly notional amount multiplied by ..8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	2,400	(1,252)
Receive monthly notional amount multiplied by ..82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	421	(158)
Receive monthly notional amount multiplied by ..85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	2,400	(1,411)

Receive monthly notional amount multiplied by ..85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34

	Nov. 2034	$ 1,462	$ (566)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive monthly notional amount multiplied by ..85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	1,462	(431)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	1,330	(853)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	1,462	(936)
Receive monthly notional amount multiplied by 1.85% and pay Citibank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-NC2 Class M9, 7.02% 6/25/36	July 2036	4,500	(4,313)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	129	(110)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	402	(193)

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34

	Feb. 2034	$ 122	$ (103)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	1,072	(739)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	1,462	(869)
Receive quarterly notional amount multiplied by ..41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	4,600	5
Receive quarterly notional amount multiplied by ..48% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	10,265	(49)
Receive quarterly notional amount multiplied by ..5% and pay Deutsche Bank upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	5,500	(115)
Receive quarterly notional amount multiplied by ..54% and pay to Morgan Stanley, Inc. upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	5,450	(105)
Receive quarterly notional amount multiplied by ..78% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	10,000	(69)
TOTAL CREDIT DEFAULT SWAPS		$ 60,921	$ (15,502)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $502,450,000 or 7.4% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,218,000.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $14,601,000.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Security collateralized by an amount sufficient to pay interest and principal.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,689,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 9,323
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$207,690,000 due 6/02/08 at 2.33%
BNP Paribas Securities Corp.	$ 29,742
Banc of America Securities LLC	26,740
Bank of America, NA	73,780
Barclays Capital, Inc.	7,295
Greenwich Capital Markets, Inc.	4,611
ING Financial Markets LLC	16,735
J.P. Morgan Securities, Inc.	9,222
Societe Generale, New York Branch	38,182
WestLB AG	1,383
$ 207,690
$1,350,117,000 due 6/02/08 at 2.35%
Barclays Capital, Inc.	$ 1,344,887
Credit Suisse Securities (USA) LLC	5,230
$ 1,350,117
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 2,979
Fidelity Corporate Bond 1-5 Year Central Fund	4,046
Fidelity Ultra-Short Central Fund	19,797
Total	$ 26,822
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 86,027	$ 2,979	$ -	$ 80,344	4.5%
Fidelity Corporate Bond 1-5 Year Central Fund	113,209	4,046	30,018	87,320	13.4%
Fidelity Ultra-Short Central Fund	637,253	1,546	96,200	465,959	9.7%
Total	$ 836,489	$ 8,571	$ 126,218	$ 633,623
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $8,603,643,000. Net unrealized depreciation aggregated $290,112,000, of which $57,142,000 related to appreciated investment securities and $347,254,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricingmay differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by suprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® U.S. Bond Index

May 31, 2008

1.816026.103

UBI-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 10.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.8%
Diversified Consumer Services - 0.1%
President and Fellows of Harvard College 5.625% 10/1/38	$ 7,700	$ 7,412
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 6.3% 3/1/38	7,045	6,951
Household Durables - 0.1%
Fortune Brands, Inc. 5.875% 1/15/36	6,806	5,591
Newell Rubbermaid, Inc. 6.25% 4/15/18	2,960	2,952
		8,543
Media - 0.5%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	3,371
Comcast Corp. 6.45% 3/15/37	10,770	10,299
COX Communications, Inc. 6.45% 12/1/36 (c)	2,735	2,632
News America Holdings, Inc. 7.75% 12/1/45	3,160	3,395
News America, Inc.:
6.15% 3/1/37	3,955	3,655
6.2% 12/15/34	6,115	5,702
Time Warner Cable, Inc. 5.85% 5/1/17	5,801	5,565
Time Warner, Inc. 6.5% 11/15/36	7,160	6,535
Viacom, Inc.:
6.125% 10/5/17	5,420	5,317
6.75% 10/5/37	1,865	1,783
		48,254
TOTAL CONSUMER DISCRETIONARY		71,160
CONSUMER STAPLES - 1.3%
Beverages - 0.1%
Diageo Capital PLC 5.75% 10/23/17	8,827	8,797
Food & Staples Retailing - 0.3%
CVS Caremark Corp.:
6.036% 12/10/28 (c)	5,511	4,991
6.302% 6/1/37 (e)	12,815	11,149
Wal-Mart Stores, Inc. 6.5% 8/15/37	8,275	8,460
		24,600
Food Products - 0.6%
Cargill, Inc. 6.625% 9/15/37 (c)	22,855	22,010
General Mills, Inc. 5.2% 3/17/15	7,875	7,809
Kraft Foods, Inc.:
6% 2/11/13	7,895	8,007
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
6.125% 2/1/18	$ 5,497	$ 5,377
6.875% 2/1/38	11,063	10,754
		53,957
Tobacco - 0.3%
Philip Morris International, Inc.:
4.875% 5/16/13	7,165	7,089
5.65% 5/16/18	6,789	6,642
6.375% 5/16/38	11,480	11,159
Reynolds American, Inc. 7.25% 6/15/37	7,220	7,052
		31,942
TOTAL CONSUMER STAPLES		119,296
ENERGY - 1.0%
Energy Equipment & Services - 0.0%
Weatherford International Ltd. 7% 3/15/38	5,580	5,794
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp. 6.45% 9/15/36	2,675	2,664
Duke Capital LLC 6.75% 2/15/32	2,765	2,625
Duke Energy Field Services 6.45% 11/3/36 (c)	7,000	6,378
Energy Transfer Partners LP 6.7% 7/1/18	4,475	4,534
Nakilat, Inc. 6.067% 12/31/33 (c)	7,770	6,728
Nexen, Inc.:
5.875% 3/10/35	3,710	3,341
6.4% 5/15/37	12,035	11,580
NGPL PipeCo LLC 6.514% 12/15/12 (c)	4,570	4,670
Pemex Project Funding Master Trust 3.6756% 12/3/12 (c)(e)	2,040	2,003
Petro-Canada:
6.05% 5/15/18	3,650	3,587
6.8% 5/15/38	5,300	5,182
Plains All American Pipeline LP:
6.125% 1/15/17	1,795	1,759
6.65% 1/15/37	2,795	2,600
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (c)	5,465	4,969
Talisman Energy, Inc. yankee 6.25% 2/1/38	3,065	2,856
TEPPCO Partners LP:
6.65% 4/15/18	4,513	4,574
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TEPPCO Partners LP: - continued
7.55% 4/15/38	$ 8,655	$ 8,968
Texas Eastern Transmission LP 6% 9/15/17 (c)	5,636	5,440
Valero Energy Corp. 6.625% 6/15/37	3,620	3,347
		87,805
TOTAL ENERGY		93,599
FINANCIALS - 3.6%
Capital Markets - 1.0%
BlackRock, Inc. 6.25% 9/15/17	8,560	8,623
Goldman Sachs Group, Inc.:
5.625% 1/15/17	7,000	6,655
6.75% 10/1/37	24,510	22,998
JPMorgan Chase Capital XX 6.55% 9/29/36	14,550	12,635
Lehman Brothers Holdings, Inc.:
6.75% 12/28/17	4,080	3,849
6.875% 5/2/18	6,385	6,196
Merrill Lynch & Co., Inc.:
6.15% 4/25/13	3,036	2,982
6.875% 4/25/18	2,723	2,669
Morgan Stanley 4.75% 4/1/14	3,500	3,227
UBS AG Stamford Branch:
5.75% 4/25/18	10,000	9,741
5.875% 12/20/17	7,260	7,221
		86,796
Commercial Banks - 0.8%
Bank of America NA:
5.3% 3/15/17	3,500	3,335
6% 10/15/36	2,419	2,281
BB&T Capital Trust IV 6.82% 6/12/77 (e)	3,510	3,064
Credit Suisse First Boston 6% 2/15/18	12,935	12,610
HBOS PLC 6.75% 5/21/18 (c)	10,660	10,399
HSBC Holdings PLC 6.5% 9/15/37	10,000	9,381
Standard Chartered Bank 6.4% 9/26/17 (c)	9,710	9,610
Wachovia Bank NA 6.6% 1/15/38	10,000	9,245
Wells Fargo & Co. 5.625% 12/11/17	10,972	10,954
		70,879
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.7%
American Express Co. 8.15% 3/19/38	$ 8,500	$ 9,699
American General Finance Corp. 6.9% 12/15/17	5,465	5,184
General Electric Capital Corp.:
5.625% 9/15/17	5,645	5,594
5.625% 5/1/18	15,000	14,818
6.375% 11/15/67 (e)	9,000	8,861
SLM Corp.:
3.06% 7/27/09 (e)	2,472	2,321
3.08% 7/26/10 (e)	9,378	8,417
4% 1/15/09	2,350	2,314
4.5% 7/26/10	5,430	5,001
		62,209
Diversified Financial Services - 0.2%
Bank of America Corp. 5.75% 12/1/17	4,835	4,748
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	5,680	5,616
6.375% 5/15/38	7,218	7,127
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(e)	4,235	3,730
		21,221
Insurance - 0.3%
American International Group, Inc. 5.85% 1/16/18	11,005	10,617
The Chubb Corp.:
5.75% 5/15/18	4,175	4,096
6.5% 5/15/38	3,510	3,451
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	7,841
		26,005
Real Estate Investment Trusts - 0.4%
AvalonBay Communities, Inc.:
5.5% 1/15/12	5,345	5,268
6.125% 11/1/12	8,625	8,633
Duke Realty LP:
5.4% 8/15/14	4,625	4,231
5.875% 8/15/12	925	898
5.95% 2/15/17	630	589
6.25% 5/15/13	6,720	6,643
6.5% 1/15/18	4,915	4,711
Liberty Property LP 6.625% 10/1/17	3,730	3,487
UDR, Inc. 5.5% 4/1/14	6,340	5,845
		40,305
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.1%
ERP Operating LP:
5.375% 8/1/16	$ 2,050	$ 1,891
5.5% 10/1/12	2,965	2,920
5.75% 6/15/17	5,750	5,429
		10,240
Thrifts & Mortgage Finance - 0.1%
Credit Suisse First Boston (New York Branch) 5% 5/15/13	6,056	5,946
TOTAL FINANCIALS		323,601
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
AstraZeneca PLC:
5.9% 9/15/17	4,505	4,609
6.45% 9/15/37	3,250	3,316
Bristol-Myers Squibb Co. 6.125% 5/1/38	13,000	12,475
		20,400
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (c)	7,655	7,502
7.45% 5/1/34 (c)	1,860	1,804
		9,306
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. 6.2% 1/15/38	11,655	11,717
Airlines - 0.1%
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	7,745	7,513
Industrial Conglomerates - 0.2%
Covidien International Finance SA 6.55% 10/15/37 (c)	4,250	4,251
General Electric Co. 5.25% 12/6/17	16,450	16,088
		20,339
Road & Rail - 0.0%
CSX Corp. 6.25% 4/1/15	2,295	2,283
TOTAL INDUSTRIALS		51,158
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Tyco Electronics Group SA 7.125% 10/1/37	$ 2,475	$ 2,492
MATERIALS - 0.1%
Metals & Mining - 0.1%
United States Steel Corp. 6.65% 6/1/37	5,515	4,876
Vale Overseas Ltd. 6.25% 1/23/17	7,095	7,147
		12,023
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
6.3% 1/15/38	838	805
6.8% 5/15/36	10,959	11,128
BellSouth Capital Funding Corp. 7.875% 2/15/30	3,540	3,905
British Telecommunications PLC 9.125% 12/15/30	4,515	5,596
SBC Communications, Inc.:
6.15% 9/15/34	7,545	7,126
6.45% 6/15/34	9,520	9,198
Sprint Capital Corp. 6.875% 11/15/28	20,117	16,094
Telecom Italia Capital SA 7.2% 7/18/36	9,310	8,934
Telefonica Emisiones SAU 7.045% 6/20/36	2,951	3,099
Verizon Communications, Inc.:
6.1% 4/15/18	5,430	5,535
6.25% 4/1/37	3,121	3,001
6.4% 2/15/38	7,002	6,840
6.9% 4/15/38	6,025	6,261
Verizon Global Funding Corp.:
5.85% 9/15/35	3,190	2,927
7.75% 12/1/30	14,735	16,341
		106,790
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV 6.125% 11/15/37	8,365	7,747
Vodafone Group PLC 6.15% 2/27/37	8,370	7,869
		15,616
TOTAL TELECOMMUNICATION SERVICES		122,406
UTILITIES - 1.6%
Electric Utilities - 1.2%
Carolina Power & Light Co. 6.3% 4/1/38	6,916	6,918
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Commonwealth Edison Co.:
5.4% 12/15/11	$ 4,692	$ 4,708
5.8% 3/15/18	9,945	9,729
Duke Energy Carolinas LLC:
5.25% 1/15/18	4,355	4,291
6.05% 4/15/38	7,503	7,353
EDP Finance BV 6% 2/2/18 (c)	6,620	6,626
Enel Finance International SA:
6.25% 9/15/17 (c)	3,380	3,452
6.8% 9/15/37 (c)	11,967	12,123
Illinois Power Co. 6.125% 11/15/17	2,955	2,848
Northern States Power Co. 5.25% 3/1/18	10,500	10,368
Pepco Holdings, Inc.:
6.125% 6/1/17	7,000	6,825
7.45% 8/15/32	8,330	8,617
Potomac Electric Power Co. 6.5% 11/15/37	7,536	7,441
PPL Capital Funding, Inc. 6.7% 3/30/67 (e)	3,750	3,222
Southern California Edison Co. 5.95% 2/1/38	5,000	4,879
Tampa Electric Co.:
6.15% 5/15/37	6,260	5,677
6.55% 5/15/36	5,500	5,265
		110,342
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC 6.5% 5/1/18	6,485	6,347
Multi-Utilities - 0.3%
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18 (c)	3,750	3,737
6.5% 9/15/37	7,605	7,657
NiSource Finance Corp.:
5.45% 9/15/20	4,830	4,198
6.8% 1/15/19	10,000	9,815
		25,407
TOTAL UTILITIES		142,096
TOTAL NONCONVERTIBLE BONDS (Cost $983,360)		958,231
U.S. Government and Government Agency Obligations - 30.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 10.9%
Fannie Mae:
3.625% 2/12/13 (b)	$ 55,295	$ 54,320
5% 10/15/11	100,000	103,693
5% 2/16/12 (b)	99,195	103,128
5.375% 6/12/17 (b)	58,472	61,730
Freddie Mac:
3.5% 5/29/13 (b)	96,255	93,703
4% 6/12/13	20,038	19,915
4.75% 3/5/12 (b)	150,000	154,636
5.25% 7/18/11 (b)	295,417	308,031
5.5% 8/23/17	42,900	45,737
5.75% 1/15/12 (b)	25,000	26,600
Tennessee Valley Authority 5.375% 4/1/56	5,395	5,383
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	3,600	3,617
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		980,493
U.S. Treasury Obligations - 19.6%
U.S. Treasury Bonds:
6.25% 5/15/30 (b)	134,261	162,340
8% 11/15/21	79,717	107,213
U.S. Treasury Notes:
2.5% 3/31/13	25,703	24,679
2.625% 5/31/10	190,800	190,740
2.75% 2/28/13 (b)	224,075	217,685
3.125% 11/30/09 (b)	352,875	356,101
3.5% 5/31/13 (d)	152,599	152,986
4.75% 5/15/14 (b)	151,102	161,018
4.75% 8/15/17 (b)	299,160	314,819
5.125% 6/30/11	82,020	87,082
TOTAL U.S. TREASURY OBLIGATIONS		1,774,663
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,769,661)		2,755,156
U.S. Government Agency - Mortgage Securities - 17.4%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 16.3%
4.5% 4/1/20 to 4/1/23	$ 53,883	$ 52,561
5% 12/1/17 to 3/1/38	450,237	439,112
5.5% 1/1/33 to 2/1/38	549,737	547,157
6% 8/1/22 to 10/1/37	261,623	267,061
6% 6/1/38 (d)	100,000	101,424
6.5% 12/1/34 to 3/1/38	67,000	69,290
11.5% 8/1/14	3	3
TOTAL FANNIE MAE		1,476,608
Freddie Mac - 1.0%
6% 4/1/32 to 11/1/37	46,982	47,834
6% 6/1/38 (d)	44,000	44,671
11.75% 9/1/13	9	10
TOTAL FREDDIE MAC		92,515
Government National Mortgage Association - 0.1%
6% 11/15/34	9,329	9,553
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,583,478)		1,578,676
Asset-Backed Securities - 0.1%

ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1 Class A1, 2.7925% 11/25/50 (e)	300	236
Capital Auto Receivables Asset Trust Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	995	995
Class C, 5.77% 5/20/10 (c)	955	947
Class D, 6.15% 4/20/11 (c)	1,620	1,585
Onyx Acceptance Owner Trust Series 2005-B Class A4, 4.34% 5/15/12	4,220	3,957
TOTAL ASSET-BACKED SECURITIES (Cost $8,089)		7,720
Collateralized Mortgage Obligations - 0.2%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.1%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3547% 2/25/37 (e)	$ 2,119	$ 2,084
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6228% 11/25/34 (e)	2,727	2,650
JPMorgan Mortgage Trust Series 2007-A1 Class 3A2, 5.0065% 7/25/35 (e)	2,893	2,836
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.8348% 10/25/35 (e)	4,656	4,588
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12 Class 2A6, 4.336% 7/25/35 (e)	761	722
Series 2005-AR3 Class 2A1, 4.2062% 3/25/35 (e)	1,439	1,392
TOTAL PRIVATE SPONSOR		14,272
U.S. Government Agency - 0.1%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	5,900	5,962
Series 2002-9 Class PC, 6% 3/25/17	960	980
TOTAL U.S. GOVERNMENT AGENCY		6,942
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,250)		21,214
Commercial Mortgage Securities - 1.3%

Banc of America Commercial Mortgage, Inc. sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	3,810	3,773
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	9,174
Series 2007-C6 Class A1, 5.622% 12/10/49 (e)	12,509	12,574
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A2A, 5.237% 12/11/49	5,000	4,954
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (e)	9,580	9,516
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class C, 6.78% 5/17/40	9,200	9,251
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2004-C1 Class ASP, 0.8374% 1/15/37 (c)(e)(g)	$ 47,922	$ 1,081
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A4, 5.9933% 8/10/45 (e)	5,000	4,935
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2 Class A2, 2.6444% 11/15/18 (c)(e)	5,000	4,500
Series 2005-LDP3 Class A3, 4.959% 8/15/42	10,105	9,882
LB Commercial Conduit Mortgage Trust sequential payer Series 1999-C1 Class A2, 6.78% 6/15/31	4,413	4,473
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2006-C7 Class A1, 5.279% 11/15/38	1,665	1,674
Series 2007-C1 Class A3, 5.398% 2/15/40	5,000	4,850
Series 2007-C6 Class A2, 5.845% 7/15/40	5,000	5,009
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2006-4 Class A2, 5.112% 12/12/49 (e)	995	987
Morgan Stanley Capital I Trust:
sequential payer:
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	4,772
Series 2007-T25 Class A2, 5.507% 11/12/49	1,445	1,419
Series 2007-HQ12 Class A2, 5.8113% 4/12/49 (e)	12,215	12,171
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2007-C32 Class A2, 5.9235% 6/15/49 (e)	8,100	8,085
Series 2006-C23 Class A5, 5.416% 1/15/45 (e)	7,395	7,255
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $119,361)		120,335
Fixed-Income Funds - 36.7%
	Shares
Fidelity 2-5 Year Duration Securitized Bond Central Fund (f)	5,150,386	474,660
Fidelity Corporate Bond 1-10 Year Central Fund (f)	10,380,464	1,012,510
Fidelity Mortgage Backed Securities Central Fund (f)	18,570,417	1,830,115
TOTAL FIXED-INCOME FUNDS (Cost $3,413,665)		3,317,285
Cash Equivalents - 26.4%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
2.33%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) #	$ 535,570	$ 535,466
2.35%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) # (a)	1,857,238	1,856,874
TOTAL CASH EQUIVALENTS (Cost $2,392,340)		2,392,340
TOTAL INVESTMENT PORTFOLIO - 123.2% (Cost $11,291,204)		11,150,957
NET OTHER ASSETS - (23.2)%		(2,103,280)
NET ASSETS - 100%		$ 9,047,677
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	$ 2,300	1
Receive from Credit Suisse First Boston upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by 1.5%	March 2013	5,000	41
Receive from Goldman Sachs upon credit event of CSX Corp., par value of notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	3,740	(47)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	$ 3,740	$ (47)
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.19%	March 2018	3,300	(24)
TOTAL CREDIT DEFAULT SWAPS		18,080	(76)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	25,000	1,896
		$ 43,080	$ 1,820
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $132,163,000 or 1.5% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$535,466,000 due 6/02/08 at 2.33%
BNP Paribas Securities Corp.	$ 76,682
Banc of America Securities LLC	68,942
Bank of America, NA	190,218
Barclays Capital, Inc.	18,807
Greenwich Capital Markets, Inc.	11,889
ING Financial Markets LLC	43,146
J.P. Morgan Securities, Inc.	23,777
Societe Generale, New York Branch	98,438
WestLB AG	3,567
$ 535,466
$1,856,874,000 due 6/02/08 at 2.35%
Barclays Capital, Inc.	$ 1,849,681
Credit Suisse Securities (USA) LLC	7,193
$ 1,856,874
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 3,647
Fidelity 2-5 Year Duration Securitized Bond Central Fund	18,592
Fidelity Corporate Bond 1-10 Year Central Fund	43,275
Fidelity Mortgage Backed Securities Central Fund	64,724
Fidelity Ultra-Short Central Fund	17,928
Total	$ 148,166
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $11,291,020,000. Net unrealized depreciation aggregated $140,063,000, of which $38,726,000 related to appreciated investment securities and $178,789,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for net asset value (NAV) calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 30, 2008